Schedule of Investments (unaudited)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$659	$674,134
3.75%, 02/15/23	577	614,319
4.20%, 04/15/24	271	300,773
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	2,049	2,128,672
3.65%, 11/01/24 (Call 08/01/24)	333	366,342
WPP Finance 2010
3.63%, 09/07/22	265	277,882
3.75%, 09/19/24(a)	938	1,034,826
		5,396,948
Aerospace & Defense — 1.6%
Boeing Co. (The)
1.95%, 02/01/24	1,000	1,025,372
2.70%, 05/01/22(a)	1,012	1,037,914
4.51%, 05/01/23 (Call 04/01/23)	2,373	2,552,680
4.88%, 05/01/25 (Call 04/01/25)	3,060	3,450,454
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	540	559,822
2.25%, 11/15/22 (Call 08/15/22)	1,403	1,445,414
2.38%, 11/15/24 (Call 09/15/24)	952	1,015,919
3.00%, 05/11/21	2,111	2,126,884
3.25%, 04/01/25 (Call 03/01/25)(a)	273	300,506
3.38%, 05/15/23 (Call 04/15/23)	1,904	2,033,699
3.50%, 05/15/25 (Call 03/15/25)	888	989,204
3.88%, 07/15/21 (Call 04/15/21)	202	203,541
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	334	371,897
3.85%, 06/15/23 (Call 05/15/23)	1,109	1,192,988
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	1,418	1,540,264
3.10%, 01/15/23 (Call 11/15/22)(a)	334	350,209
3.35%, 09/15/21	509	518,584
3.55%, 01/15/26 (Call 10/15/25)	354	399,858
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	2,001	2,071,476
2.93%, 01/15/25 (Call 11/15/24)	1,996	2,156,691
3.25%, 08/01/23	1,693	1,812,317
3.50%, 03/15/21	656	658,650
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	1,180	1,221,622
2.80%, 03/15/22 (Call 02/15/22)	1,539	1,578,992
3.20%, 03/15/24 (Call 01/15/24)	1,445	1,559,129
3.95%, 08/16/25 (Call 06/16/25)(a)	2,235	2,545,536
		34,719,622
Agriculture — 1.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,269	1,339,402
2.85%, 08/09/22.	1,854	1,922,449
3.49%, 02/14/22	366	377,608
3.80%, 02/14/24 (Call 01/14/24)	1,365	1,487,587
4.00%, 01/31/24	1,703	1,872,083
4.75%, 05/05/21	1,709	1,728,854
Archer-Daniels-Midland Co., 2.75%, 03/27/25
(Call 02/27/25)	498	538,122
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	65	67,039
2.79%, 09/06/24 (Call 08/06/24)	1,316	1,405,152
Security	Par (000)	Value

Agriculture (continued)
3.22%, 08/15/24 (Call 06/15/24)	$2,918	$3,147,540
BAT International Finance PLC, 1.67%, 03/25/26
(Call 02/25/26)	995	1,010,519
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	309	316,516
4.35%, 03/15/24 (Call 02/15/24)	560	619,200
Philip Morris International Inc.
1.13%, 05/01/23	194	197,436
1.50%, 05/01/25 (Call 04/01/25)	213	219,669
2.13%, 05/10/23 (Call 03/10/23)(a)	354	367,070
2.38%, 08/17/22 (Call 07/17/22)(a)	1,154	1,189,204
2.50%, 08/22/22	741	766,379
2.50%, 11/02/22 (Call 10/02/22)	1,541	1,597,359
2.63%, 02/18/22 (Call 01/18/22)	1,093	1,118,304
2.63%, 03/06/23(a)	564	590,524
2.88%, 05/01/24 (Call 04/01/24)	877	941,646
2.90%, 11/15/21	516	526,903
3.25%, 11/10/24	1,219	1,337,971
3.38%, 08/11/25 (Call 05/11/25)	168	186,173
3.60%, 11/15/23	170	185,146
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,607	2,952,271
4.85%, 09/15/23	366	406,426
		28,414,552
Airlines — 0.1%
Southwest Airlines Co.
4.75%, 05/04/23(a)	1,102	1,194,987
5.25%, 05/04/25 (Call 04/04/25)	1,337	1,534,483
		2,729,470
Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	638	663,035
2.40%, 03/27/25 (Call 02/27/25)(a)	1,922	2,056,903
Ralph Lauren Corp., 1.70%, 06/15/22(a)	661	672,089
VF Corp.
2.05%, 04/23/22	735	749,324
2.40%, 04/23/25 (Call 03/23/25)	401	427,252
		4,568,603
Auto Manufacturers — 3.7%
American Honda Finance Corp.
0.40%, 10/21/22	31	31,029
0.55%, 07/12/24	1,000	998,727
0.65%, 09/08/23(a)	75	75,515
0.88%, 07/07/23	54	54,585
1.00%, 09/10/25	133	133,756
1.20%, 07/08/25	1,040	1,057,571
1.65%, 07/12/21	889	895,062
1.70%, 09/09/21	1,351	1,363,898
1.95%, 05/20/22	229	233,804
1.95%, 05/10/23	1,102	1,140,950
2.05%, 01/10/23	840	866,935
2.15%, 09/10/24	1,142	1,206,409
2.20%, 06/27/22	1,277	1,310,124
2.40%, 06/27/24	1,032	1,095,840
2.60%, 11/16/22	866	900,842
2.65%, 02/12/21	692	692,487
2.90%, 02/16/24	470	502,199
3.38%, 12/10/21	145	149,041
3.45%, 07/14/23	598	642,212

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.55%, 01/12/24	$743	$809,212
3.63%, 10/10/23	976	1,058,275
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	55	55,186
3.65%, 10/01/23 (Call 07/01/23)	175	188,776
General Motors Co.
4.00%, 04/01/25	53	58,895
4.88%, 10/02/23	1,483	1,637,080
5.40%, 10/02/23	1,336	1,493,396
6.13%, 10/01/25 (Call 09/01/25)	1,755	2,113,984
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	1,500	1,495,969
1.70%, 08/18/23(a)	735	751,656
2.75%, 06/20/25 (Call 05/20/25)	1,038	1,101,866
2.90%, 02/26/25 (Call 01/26/25)(a)	1,310	1,395,912
3.15%, 06/30/22 (Call 05/30/22)	1,742	1,800,438
3.20%, 07/06/21 (Call 06/06/21)	1,894	1,912,672
3.25%, 01/05/23 (Call 12/05/22)	1,286	1,345,156
3.45%, 01/14/22 (Call 12/14/21)(a)	1,671	1,715,545
3.45%, 04/10/22 (Call 02/10/22)	857	882,973
3.50%, 11/07/24 (Call 09/07/24)	610	661,870
3.55%, 04/09/21	210	211,205
3.55%, 07/08/22	1,269	1,320,449
3.70%, 05/09/23 (Call 03/09/23)	1,598	1,693,164
3.95%, 04/13/24 (Call 02/13/24)	1,328	1,446,563
4.00%, 01/15/25 (Call 10/15/24)	1,215	1,336,531
4.15%, 06/19/23 (Call 05/19/23)	1,450	1,557,619
4.20%, 03/01/21 (Call 02/01/21)	1,679	1,684,523
4.20%, 11/06/21	673	691,845
4.25%, 05/15/23	1,342	1,442,054
4.30%, 07/13/25 (Call 04/13/25)	1,995	2,231,924
4.35%, 04/09/25 (Call 02/09/25)	1,112	1,246,637
4.38%, 09/25/21	721	739,305
5.10%, 01/17/24 (Call 12/17/23)	1,974	2,204,793
5.20%, 03/20/23	1,380	1,508,514
Stellantis NV, 5.25%, 04/15/23	1,252	1,367,021
Toyota Motor Corp.
2.16%, 07/02/22	983	1,008,696
2.36%, 07/02/24	1,010	1,072,571
3.18%, 07/20/21	1,090	1,104,982
3.42%, 07/20/23(a)	1,107	1,190,466
Toyota Motor Credit Corp.
0.35%, 10/14/22	115	115,106
0.45%, 07/22/22(a)	88	88,235
0.45%, 01/11/24	1,000	1,001,524
0.50%, 08/14/23	1,347	1,352,037
0.80%, 10/16/25	1,000	1,003,689
1.15%, 05/26/22	341	345,004
1.35%, 08/25/23	286	292,798
1.80%, 02/13/25	1,816	1,892,943
1.90%, 04/08/21	1,558	1,562,842
2.00%, 10/07/24(a)	291	306,812
2.15%, 09/08/22	911	938,299
2.25%, 10/18/23(a)	194	203,616
2.60%, 01/11/22(a)	1,313	1,341,551
2.63%, 01/10/23	562	587,083
2.65%, 04/12/22	957	983,993
2.70%, 01/11/23	1,369	1,433,117
2.75%, 05/17/21	489	492,608
2.80%, 07/13/22	182	188,574
Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 03/30/23	$434	$457,939
2.90%, 04/17/24	92	99,041
2.95%, 04/13/21	1,270	1,277,020
3.00%, 04/01/25	1,673	1,827,769
3.30%, 01/12/22	1,329	1,365,815
3.35%, 01/08/24(a)	971	1,055,345
3.40%, 09/15/21(a)	670	683,023
3.40%, 04/14/25	25	27,745
3.45%, 09/20/23	1,453	1,568,551
		81,380,788
Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	835	918,197
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	495	544,106
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	669	729,846
4.15%, 10/01/25 (Call 07/01/25)	898	1,022,584
		3,214,733
Banks — 34.3%
Australia & New Zealand Banking Group Ltd., 3.30%,
05/17/21(a)	1,480	1,493,742
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	1,213	1,252,263
2.30%, 06/01/21	321	323,203
2.55%, 11/23/21	955	973,784
2.63%, 05/19/22	466	480,447
2.63%, 11/09/22	880	917,587
3.70%, 11/16/25	525	600,477
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	925	931,425
1.13%, 09/18/25	1,095	1,097,995
Banco Santander SA
2.71%, 06/27/24	1,980	2,109,209
2.75%, 05/28/25	1,835	1,958,500
3.13%, 02/23/23	1,520	1,599,027
3.50%, 04/11/22	1,065	1,103,500
3.85%, 04/12/23	1,145	1,226,625
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(b)	2,500	2,513,740
0.98%, 09/25/25 (Call 09/25/24)(b)	2,060	2,077,049
1.20%, 10/24/26 (Call 10/24/25)(b)	3,210	3,237,098
1.32%, 06/19/26 (Call 06/19/25)(b)	1,850	1,871,695
1.49%, 05/19/24 (Call 05/19/23)(b)	10	10,226
2.02%, 02/13/26 (Call 02/13/25)(b)	2,360	2,458,262
2.46%, 10/22/25 (Call 10/22/24)(b)	1,000	1,059,445
2.50%, 10/21/22 (Call 10/21/21)	1,565	1,590,195
2.63%, 04/19/21	1,853	1,862,645
2.82%, 07/21/23 (Call 07/21/22)(b)	1,754	1,816,282
2.88%, 04/24/23 (Call 04/24/22)(b)	2,046	2,107,856
3.00%, 12/20/23 (Call 12/20/22)(b)	4,101	4,293,794
3.09%, 10/01/25 (Call 10/01/24)(b)	2,585	2,797,418
3.12%, 01/20/23 (Call 01/20/22),
(3 mo. LIBOR US + 1.160%)(b)	1,602	1,643,310
3.30%, 01/11/23	4,286	4,530,549
3.50%, 05/17/22 (Call 05/17/21)(b)	1,027	1,036,575
3.55%, 03/05/24 (Call 03/05/23)(b)	2,940	3,125,759
3.86%, 07/23/24 (Call 07/23/23)(b)	3,154	3,409,996
3.88%, 08/01/25	1,347	1,522,965
4.00%, 04/01/24	2,562	2,829,647
4.00%, 01/22/25	504	561,500

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 07/24/23(a)	$1,688	$1,842,054
4.13%, 01/22/24	2,494	2,756,423
4.20%, 08/26/24	4,042	4,508,238
5.00%, 05/13/21	655	663,862
5.70%, 01/24/22	1,200	1,265,472
Series L, 3.95%, 04/21/25	2,444	2,727,529
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(b)	605	622,882
Bank of Montreal
1.85%, 05/01/25(a)	179	186,764
1.90%, 08/27/21	1,632	1,648,582
2.05%, 11/01/22	510	525,970
2.35%, 09/11/22(a)	1,441	1,489,394
2.50%, 06/28/24	1,650	1,756,453
2.55%, 11/06/22 (Call 10/06/22)	304	315,835
2.90%, 03/26/22	2,101	2,165,207
Series D, 3.10%, 04/13/21	1,128	1,134,419
Series E, 3.30%, 02/05/24	2,684	2,909,121
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	500	499,084
1.60%, 04/24/25 (Call 03/24/25)	1,633	1,697,338
1.85%, 01/27/23 (Call 01/02/23)	213	219,432
1.95%, 08/23/22(a)	465	477,466
2.05%, 05/03/21 (Call 04/03/21)(a)	1,672	1,677,166
2.10%, 10/24/24(a)	1,409	1,493,124
2.20%, 08/16/23 (Call 06/16/23)	1,561	1,630,398
2.50%, 04/15/21 (Call 03/15/21)	228	228,636
2.60%, 02/07/22 (Call 01/07/22)	1,662	1,698,760
2.95%, 01/29/23 (Call 12/29/22)	1,755	1,843,452
3.25%, 09/11/24 (Call 08/11/24)(a)	834	914,766
3.40%, 05/15/24 (Call 04/15/24)(a)	862	943,517
3.45%, 08/11/23	833	897,831
3.50%, 04/28/23	1,008	1,078,964
3.55%, 09/23/21 (Call 08/23/21)	853	868,849
4.15%, 02/01/21	246	246,000
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,184	1,295,340
Bank of Nova Scotia (The)
0.55%, 09/15/23(a)	165	165,676
1.30%, 06/11/25	397	404,769
1.63%, 05/01/23	419	430,128
1.95%, 02/01/23	297	306,436
2.00%, 11/15/22(a)	674	694,679
2.20%, 02/03/25	1,560	1,644,757
2.38%, 01/18/23(a)	505	524,502
2.45%, 03/22/21	389	390,261
2.45%, 09/19/22	2,215	2,298,199
2.70%, 03/07/22	1,984	2,038,529
2.80%, 07/21/21	1,471	1,489,183
3.13%, 04/20/21	1,203	1,210,637
3.40%, 02/11/24(a)	1,890	2,055,594
4.50%, 12/16/25	1,020	1,181,196
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	2,070	2,104,755
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	1,500	1,504,987
3.20%, 08/10/21	1,735	1,760,503
3.65%, 03/16/25	2,105	2,305,092
3.68%, 01/10/23 (Call 01/10/22)(a)	1,769	1,819,568
3.93%, 05/07/25 (Call 05/07/24)(b)	2,262	2,472,159
4.34%, 05/16/24 (Call 05/16/23)(b)	1,520	1,641,269
4.38%, 09/11/24(a)	1,379	1,523,533
4.38%, 01/12/26	256	291,846
Security	Par (000)	Value

Banks (continued)
4.61%, 02/15/23 (Call 02/15/22)(b)	$2,426	$2,525,947
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)(a)	743	767,235
3.50%, 06/11/21 (Call 05/11/21)	514	518,568
3.88%, 04/10/25 (Call 03/10/25)	465	521,042
2.50%, 08/27/24 (Call 07/27/24)	767	815,524
BNP Paribas SA
3.25%, 03/03/23	1,278	1,357,341
4.25%, 10/15/24	1,320	1,477,744
BPCE SA
2.65%, 02/03/21	475	475,033
2.75%, 12/02/21	457	466,308
4.00%, 04/15/24	1,334	1,475,505
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(a)	940	942,490
0.95%, 06/23/23(a)	488	494,113
0.95%, 10/23/25	20	20,152
2.25%, 01/28/25	1,069	1,130,644
2.55%, 06/16/22	1,888	1,947,813
2.61%, 07/22/23 (Call 07/22/22)(b)	710	733,667
2.70%, 02/02/21(a)	358	358,000
3.10%, 04/02/24	1,611	1,737,015
3.50%, 09/13/23(a)	1,059	1,145,890
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	64	65,732
2.95%, 07/23/21 (Call 06/23/21)	68	68,756
Citibank N.A.
2.84%, 05/20/22 (Call 05/20/21)(b)	1,160	1,168,879
3.17%, 02/19/22 (Call 03/01/21)(b)	1,350	1,351,842
3.40%, 07/23/21 (Call 06/23/21)	2,059	2,085,099
3.65%, 01/23/24 (Call 12/23/23)	2,576	2,812,912
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23)(b)	2,145	2,151,161
1.12%, 01/28/27 (Call 01/28/26)(b)	1,200	1,198,585
1.68%, 05/15/24 (Call 05/15/23)(b)	1,623	1,664,407
2.31%, 11/04/22 (Call 11/04/21),
(SOFRRATE + 0.867%)(b)	2,010	2,037,967
2.35%, 08/02/21	1,428	1,443,946
2.70%, 03/30/21	2,302	2,311,580
2.70%, 10/27/22 (Call 09/27/22)	2,094	2,174,219
2.75%, 04/25/22 (Call 03/25/22)	2,331	2,395,047
2.88%, 07/24/23 (Call 07/24/22)(b)	2,786	2,885,031
2.90%, 12/08/21 (Call 11/08/21)	2,301	2,350,154
3.11%, 04/08/26 (Call 04/08/25)(b)	2,250	2,440,452
3.14%, 01/24/23 (Call 01/24/22)(b)	2,232	2,291,131
3.30%, 04/27/25	34	37,523
3.35%, 04/24/25 (Call 04/24/24)(b)	2,964	3,208,256
3.50%, 05/15/23	1,235	1,316,529
3.70%, 01/12/26	74	83,163
3.75%, 06/16/24	1,229	1,355,185
3.88%, 10/25/23(a)	1,423	1,552,253
3.88%, 03/26/25	955	1,057,617
4.00%, 08/05/24	1,179	1,304,576
4.04%, 06/01/24 (Call 06/01/23)(b)	1,940	2,097,881
4.05%, 07/30/22(a)	886	933,548
4.40%, 06/10/25	2,618	2,968,102
4.50%, 01/14/22	2,208	2,294,779
5.50%, 09/13/25	2,217	2,636,027
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	442	467,075

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 05/13/21 (Call 04/13/21)	$877	$881,216
2.65%, 05/26/22 (Call 04/26/22)(a)	790	812,178
3.25%, 02/14/22 (Call 01/14/22)	185	190,134
3.70%, 03/29/23 (Call 02/28/23)	399	425,740
Comerica Bank, 2.50%, 07/23/24(a)	357	382,697
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	663	714,847
Commonwealth Bank of Australia/New York NY, 2.55%,
03/15/21	640	641,792
Cooperatieve Rabobank UA
3.88%, 02/08/22	4,140	4,292,608
3.95%, 11/09/22	1,635	1,733,177
4.38%, 08/04/25	1,500	1,711,042
4.63%, 12/01/23	1,266	1,406,374
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	1,603	1,640,455
2.75%, 01/10/23	1,931	2,022,650
3.13%, 04/26/21	1,544	1,554,703
3.38%, 05/21/25	1,000	1,117,579
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,070	1,068,680
1.00%, 05/05/23	2,218	2,247,141
2.10%, 11/12/21	2,132	2,162,770
2.80%, 04/08/22	1,832	1,886,740
2.95%, 04/09/25	2,186	2,382,507
3.00%, 10/29/21	2,128	2,170,286
3.63%, 09/09/24	3,805	4,207,419
Credit Suisse Group AG
3.75%, 03/26/25	2,555	2,824,932
3.80%, 06/09/23	2,108	2,266,127
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	468	471,167
3.80%, 09/15/22	2,190	2,306,752
Deutsche Bank AG, 3.38%, 05/12/21	1,160	1,168,883
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	660	713,251
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(b)	1,005	1,017,636
2.22%, 09/18/24 (Call 09/18/23)(b)	1,870	1,922,749
3.30%, 11/16/22(a)	1,473	1,537,991
3.38%, 05/12/21(a)	241	242,846
3.70%, 05/30/24	754	815,796
3.95%, 02/27/23	930	987,629
3.96%, 11/26/25 (Call 11/26/24)(b)	2,010	2,198,082
4.25%, 02/04/21	485	485,097
4.25%, 10/14/21	1,851	1,897,013
Series D, 5.00%, 02/14/22	1,809	1,887,593
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	1,227	1,295,807
3.20%, 08/09/21 (Call 07/09/21)	23	23,281
3.35%, 02/06/23 (Call 01/06/23)	1,607	1,694,730
4.20%, 08/08/23	1,120	1,222,420
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	140	143,939
2.38%, 01/28/25 (Call 12/28/24)	309	327,102
2.60%, 06/15/22 (Call 05/15/22)(a)	606	623,629
3.50%, 03/15/22 (Call 02/15/22)	860	888,597
3.65%, 01/25/24 (Call 12/25/23)	2,428	2,641,644
4.30%, 01/16/24 (Call 12/16/23)	951	1,049,516
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)(a)	715	735,579
2.25%, 06/14/21 (Call 05/14/21)	602	605,476
Security	Par (000)	Value

Banks (continued)
2.88%, 10/01/21 (Call 09/01/21)	$1,042	$1,058,222
3.35%, 07/26/21 (Call 06/26/21)	423	428,152
3.95%, 07/28/25 (Call 06/28/25)	190	216,660
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	4,700	4,701,461
2.63%, 04/25/21 (Call 03/25/21)	1,571	1,576,485
2.88%, 02/25/21 (Call 02/08/21)	2,172	2,175,833
2.88%, 10/31/22 (Call 10/31/21)(b)	2,316	2,357,720
2.91%, 06/05/23 (Call 06/05/22)(b)	2,138	2,206,406
2.91%, 07/24/23 (Call 07/24/22)(b)	2,588	2,679,764
3.00%, 04/26/22 (Call 04/26/21)(a)	3,247	3,267,516
3.20%, 02/23/23 (Call 01/23/23)	2,408	2,537,426
3.27%, 09/29/25 (Call 09/29/24)(b)	2,800	3,046,260
3.50%, 01/23/25 (Call 10/23/24)	1,425	1,560,940
3.50%, 04/01/25 (Call 03/01/25)	4,402	4,856,098
3.63%, 01/22/23	2,170	2,304,887
3.63%, 02/20/24 (Call 01/20/24)	1,994	2,167,964
3.75%, 05/22/25 (Call 02/22/25)	3,209	3,567,845
3.85%, 07/08/24 (Call 04/08/24)	2,823	3,097,702
4.00%, 03/03/24	3,377	3,717,471
4.25%, 10/21/25	2,100	2,388,261
5.25%, 07/27/21	3,592	3,678,198
5.75%, 01/24/22(a)	4,759	5,009,083
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(b)	775	790,701
2.65%, 01/05/22	180	184,215
2.95%, 05/25/21	88	88,783
3.03%, 11/22/23 (Call 11/22/22)(a)(b)	1,010	1,057,034
3.26%, 03/13/23 (Call 03/13/22)(b)	2,441	2,518,391
3.60%, 05/25/23	2,150	2,307,134
3.80%, 03/11/25 (Call 03/11/24)(b)	2,564	2,792,367
3.95%, 05/18/24 (Call 05/18/23)(b)	2,250	2,417,684
4.00%, 03/30/22(a)	66	68,774
4.25%, 03/14/24	2,109	2,321,267
4.25%, 08/18/25	1,015	1,145,013
HSBC USA Inc., 3.50%, 06/23/24	143	156,643
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	772	785,680
2.63%, 08/06/24 (Call 07/06/24)	959	1,021,731
3.15%, 03/14/21 (Call 02/14/21)	653	655,196
4.00%, 05/15/25 (Call 04/15/25)(a)	25	28,250
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	377	387,173
2.50%, 08/07/22 (Call 07/07/22)	196	202,218
3.13%, 04/01/22 (Call 03/01/22)	1,863	1,920,047
3.25%, 05/14/21 (Call 04/14/21)	100	100,609
3.55%, 10/06/23 (Call 09/06/23)	495	535,206
ING Groep NV
3.15%, 03/29/22	1,319	1,362,146
3.55%, 04/09/24	1,139	1,242,438
4.10%, 10/02/23	1,692	1,849,580
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)(b)	1,215	1,221,975
1.51%, 06/01/24 (Call 06/01/23)(b)	630	644,392
2.01%, 03/13/26 (Call 03/13/25)(b)	940	979,957
2.08%, 04/22/26 (Call 04/22/25)(b)	965	1,009,646
2.30%, 10/15/25 (Call 10/15/24)(b)	2,000	2,112,975
2.55%, 03/01/21 (Call 02/18/21)	958	959,870
2.70%, 05/18/23 (Call 03/18/23)	1,917	2,011,507
2.78%, 04/25/23 (Call 04/25/22)(b)	1,572	1,617,574

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.97%, 01/15/23 (Call 01/15/22)(a)	$1,797	$1,842,496
3.13%, 01/23/25 (Call 10/23/24)	3,143	3,421,574
3.20%, 01/25/23(a)	3,451	3,643,061
3.21%, 04/01/23 (Call 04/01/22),
(3 mo. LIBOR US + 0.695%)(b)	2,464	2,544,424
3.22%, 03/01/25 (Call 03/01/24)(b)	2,110	2,272,563
3.25%, 09/23/22	2,933	3,075,514
3.38%, 05/01/23(a)	2,030	2,160,762
3.51%, 06/18/22 (Call 06/18/21),
(3 mo. LIBOR US + 0.610%)(a)(b)	1,632	1,651,977
3.56%, 04/23/24 (Call 04/23/23)(b)	2,059	2,198,284
3.63%, 05/13/24(a)	1,405	1,546,034
3.80%, 07/23/24 (Call 07/23/23)(b)	2,611	2,817,782
3.88%, 02/01/24	1,017	1,117,684
3.88%, 09/10/24	3,705	4,122,627
3.90%, 07/15/25 (Call 04/15/25)	3,055	3,437,942
4.02%, 12/05/24 (Call 12/05/23)(b)	3,155	3,459,374
4.35%, 08/15/21	2,485	2,540,318
4.50%, 01/24/22(a)	3,425	3,566,847
4.63%, 05/10/21(a)	789	798,617
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)(b)	560	560,730
1.25%, 03/10/23	335	341,313
2.30%, 09/14/22(a)	1,270	1,311,691
2.40%, 06/09/22	154	158,389
2.50%, 11/22/21	224	228,300
3.30%, 02/01/22	1,141	1,175,542
3.30%, 06/01/25	775	860,044
3.35%, 06/15/21	151	152,804
3.38%, 03/07/23	80	85,019
KeyCorp
4.15%, 10/29/25	30	34,587
5.10%, 03/24/21	992	999,139
Lloyds Bank PLC
2.25%, 08/14/22	75	77,137
3.30%, 05/07/21	108	108,907
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(b)	167	168,817
2.44%, 02/05/26 (Call 02/05/25)(b)	200	210,174
2.86%, 03/17/23 (Call 03/17/22)(b)	79	81,031
2.91%, 11/07/23 (Call 11/07/22)(b)	2,064	2,147,793
3.00%, 01/11/22	1,859	1,905,198
3.10%, 07/06/21(a)	934	945,318
3.87%, 07/09/25 (Call 07/09/24)(b)	1,990	2,186,613
3.90%, 03/12/24	1,550	1,702,155
4.05%, 08/16/23	2,126	2,308,897
4.45%, 05/08/25	1,685	1,925,704
4.50%, 11/04/24(a)	1,051	1,174,486
4.58%, 12/10/25	1,560	1,776,767
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	719	774,984
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	650	667,734
2.90%, 02/06/25 (Call 01/06/25)	30	32,552
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	279	280,933
1.41%, 07/17/25	1,140	1,160,124
2.19%, 09/13/21	1,454	1,471,083
2.19%, 02/25/25	2,812	2,953,047
2.53%, 09/13/23	624	656,874
2.62%, 07/18/22	1,730	1,786,029
Security	Par (000)	Value

Banks (continued)
2.67%, 07/25/22	$2,238	$2,314,957
2.80%, 07/18/24	2,115	2,267,675
2.95%, 03/01/21(a)	1,775	1,778,868
3.00%, 02/22/22	660	678,623
3.22%, 03/07/22	1,793	1,850,991
3.41%, 03/07/24	1,544	1,678,374
3.46%, 03/02/23	1,338	1,421,253
3.54%, 07/26/21(a)	679	689,684
3.76%, 07/26/23	1,782	1,927,609
3.78%, 03/02/25	1,000	1,115,562
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(b)	1,115	1,121,408
1.24%, 07/10/24 (Call 07/10/23)(b)	1,540	1,564,194
2.60%, 09/11/22	2,290	2,373,113
2.72%, 07/16/23 (Call 07/16/22)(b)	846	873,112
2.95%, 02/28/22	1,497	1,539,152
3.55%, 03/05/23	832	885,122
3.92%, 09/11/24 (Call 09/11/23)(b)	1,275	1,383,152
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFRRATE + 0.455%)(b)	2,500	2,500,060
0.56%, 11/10/23 (Call 11/10/22), (SOFRRATE + 0.466%)(b)	2,480	2,480,936
0.99%, 12/10/26 (Call 12/10/25)(b)	2,610	2,609,428
2.19%, 04/28/26 (Call 04/28/25)(b)	865	907,776
2.50%, 04/21/21	2,173	2,183,814
2.63%, 11/17/21	1,647	1,677,220
2.72%, 07/22/25 (Call 07/22/24)(b)	2,754	2,936,554
2.75%, 05/19/22(a)	2,618	2,699,045
3.13%, 01/23/23(a)	3,139	3,308,471
3.70%, 10/23/24	4,000	4,435,909
3.74%, 04/24/24 (Call 04/24/23)(b)	3,087	3,301,875
3.75%, 02/25/23	2,217	2,367,722
4.00%, 07/23/25	2,520	2,856,935
4.10%, 05/22/23	2,224	2,398,802
4.88%, 11/01/22	2,352	2,528,675
5.00%, 11/24/25	2,000	2,360,780
5.50%, 07/28/21	2,434	2,498,031
Series F, 3.88%, 04/29/24	3,786	4,174,428
Series I, 0.86%, 10/21/25 (Call 10/21/24)(b)	2,025	2,039,023
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	167	172,200
3.15%, 04/01/22 (Call 03/01/22)(a)	1,365	1,406,951
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,192	1,200,820
1.88%, 12/13/22	1,010	1,040,826
2.50%, 05/22/22(a)	1,125	1,158,144
2.80%, 01/10/22(a)	1,550	1,587,881
2.88%, 04/12/23(a)	50	52,848
3.00%, 01/20/23(a)	736	775,221
3.63%, 06/20/23	235	253,413
3.70%, 11/04/21	805	826,111
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(b)	1,408	1,459,430
3.50%, 05/15/23 (Call 05/15/22)(b)	2,503	2,596,100
3.88%, 09/12/23	1,827	1,973,233
4.27%, 03/22/25 (Call 03/22/24)(a)(b)	2,478	2,729,302
4.52%, 06/25/24 (Call 06/25/23)(b)	1,491	1,621,391
5.13%, 05/28/24	2,396	2,691,312
6.00%, 12/19/23	1,980	2,247,379

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.10%, 06/10/23	$205	$228,342
6.13%, 12/15/22	243	265,800
Northern Trust Corp.
2.38%, 08/02/22(a)	210	216,715
3.38%, 08/23/21(a)	105	106,849
PNC Bank N.A.
1.74%, 02/24/23 (Call 02/24/22)(b)	80	81,206
2.03%, 12/09/22 (Call 12/09/21)(b)	396	401,862
2.15%, 04/29/21 (Call 03/30/21)	784	786,558
2.23%, 07/22/22 (Call 07/22/21)(a)(b)	829	836,583
2.45%, 07/28/22 (Call 06/28/22)	748	770,674
2.55%, 12/09/21 (Call 11/09/21)	1,161	1,181,358
2.63%, 02/17/22 (Call 01/18/22)	1,251	1,279,788
2.70%, 11/01/22 (Call 10/01/22)	1,553	1,614,711
2.95%, 01/30/23 (Call 12/30/22)	1,016	1,065,666
3.25%, 06/01/25 (Call 05/02/25)	775	856,820
3.30%, 10/30/24 (Call 09/30/24)(a)	125	137,776
3.50%, 06/08/23 (Call 05/09/23)	1,653	1,772,788
3.80%, 07/25/23 (Call 06/25/23)	944	1,019,960
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	1,908	2,025,892
2.85%, 11/09/22(c)	160	167,173
3.30%, 03/08/22 (Call 02/06/22)	673	693,772
3.50%, 01/23/24 (Call 12/23/23)	1,952	2,124,327
3.90%, 04/29/24 (Call 03/29/24)	715	789,540
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)(a)	206	217,023
3.80%, 08/14/23 (Call 07/14/23)	1,578	1,706,509
Royal Bank of Canada
0.88%, 01/20/26	1,250	1,248,732
1.15%, 06/10/25(a)	267	271,064
1.60%, 04/17/23	289	296,945
1.95%, 01/17/23(a)	1,263	1,303,444
2.25%, 11/01/24	1,925	2,043,721
2.55%, 07/16/24	1,816	1,941,167
2.75%, 02/01/22	1,721	1,765,317
2.80%, 04/29/22	1,531	1,579,159
3.20%, 04/30/21	1,853	1,866,431
3.70%, 10/05/23	2,361	2,568,352
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	1,346	1,412,206
3.45%, 06/02/25 (Call 05/02/25)	185	201,288
3.50%, 06/07/24 (Call 05/07/24)	821	887,163
3.70%, 03/28/22 (Call 02/28/22)	1,145	1,183,282
4.45%, 12/03/21 (Call 11/03/21)	71	73,157
4.50%, 07/17/25 (Call 04/17/25)	528	595,471
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	500	505,015
2.88%, 08/05/21	1,929	1,953,253
3.37%, 01/05/24 (Call 01/05/23)(b)	799	841,264
3.57%, 01/10/23 (Call 01/10/22)	1,388	1,427,426
4.80%, 11/15/24 (Call 11/15/23)(b)	1,161	1,286,494
Santander UK PLC
2.10%, 01/13/23	1,256	1,297,401
2.88%, 06/18/24	65	69,843
3.40%, 06/01/21	1,173	1,184,964
3.75%, 11/15/21(a)	556	571,109
4.00%, 03/13/24	1,328	1,465,185
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	731	738,021

	Par
Security	(000)	Value

Banks (continued)
2.63%, 03/15/21	$62	$62,183
2.80%, 03/11/22(a)	1,090	1,120,447
State Street Corp.
1.95%, 05/19/21	522	524,661
3.10%, 05/15/23(a)	713	757,531
3.30%, 12/16/24(a)	1,087	1,202,551
3.55%, 08/18/25	1,397	1,574,413
3.70%, 11/20/23	1,153	1,262,354
4.38%, 03/07/21	212	212,876
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	1,000	1,093,141
3.95%, 07/19/23	25	27,155
3.95%, 01/10/24	1,025	1,125,244
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,000	995,937
1.47%, 07/08/25	2,475	2,530,673
2.06%, 07/14/21	1,560	1,572,596
2.35%, 01/15/25	1,639	1,728,724
2.44%, 10/19/21	1,149	1,166,810
2.45%, 09/27/24	1,200	1,275,503
2.70%, 07/16/24	1,984	2,120,083
2.78%, 07/12/22	1,882	1,948,120
2.78%, 10/18/22	1,647	1,713,928
2.85%, 01/11/22	1,530	1,565,705
2.93%, 03/09/21	1,628	1,632,696
3.10%, 01/17/23	2,384	2,508,790
3.75%, 07/19/23	468	505,406
3.94%, 10/16/23	1,075	1,174,195
Svenska Handelsbanken AB
1.88%, 09/07/21	912	920,857
2.45%, 03/30/21	1,113	1,117,069
3.35%, 05/24/21	1,181	1,192,288
3.90%, 11/20/23(a)	1,080	1,186,361
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	695	716,611
3.65%, 05/24/21 (Call 04/24/21)	175	176,278
Toronto-Dominion Bank (The)
0.45%, 09/11/23	1,110	1,112,275
0.75%, 06/12/23	210	211,988
0.75%, 09/11/25(a)	35	34,923
0.75%, 01/06/26	1,200	1,194,122
1.15%, 06/12/25	56	56,946
1.80%, 07/13/21	1,814	1,827,310
1.90%, 12/01/22	1,273	1,311,147
2.13%, 04/07/21	2,154	2,161,560
2.65%, 06/12/24	2,006	2,148,828
3.25%, 06/11/21	1,423	1,438,903
3.25%, 03/11/24	1,591	1,726,458
3.50%, 07/19/23	1,720	1,854,555
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	950	967,498
1.50%, 03/10/25 (Call 02/10/25)	780	805,010
2.15%, 12/06/24 (Call 11/05/24)	2,081	2,200,785
2.45%, 08/01/22 (Call 07/01/22)	816	841,100
2.63%, 01/15/22 (Call 12/15/21)	900	919,657
2.75%, 05/01/23 (Call 04/01/23)	243	255,678
2.80%, 05/17/22 (Call 04/17/22)	993	1,023,457
2.85%, 04/01/21 (Call 03/01/21)(a)	368	368,812
3.00%, 02/02/23 (Call 01/02/23)	609	640,249
3.20%, 04/01/24 (Call 03/01/24)	1,226	1,328,918

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 08/02/22 (Call 08/02/21)(b)	$903	$917,523
3.69%, 08/02/24 (Call 08/02/23)(b)	492	531,741
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/06/25)	97	99,005
2.05%, 05/10/21 (Call 04/09/21)	708	710,554
2.20%, 03/16/23 (Call 02/13/23)	1,017	1,055,450
2.50%, 08/01/24 (Call 07/01/24)	1,484	1,580,417
2.70%, 01/27/22 (Call 12/27/21)	1,770	1,809,201
2.75%, 04/01/22 (Call 03/01/22)	1,556	1,597,681
2.85%, 10/26/24 (Call 09/26/24)	447	483,377
2.90%, 03/03/21 (Call 02/03/21)	779	780,870
3.05%, 06/20/22 (Call 05/20/22)	1,031	1,068,605
3.20%, 09/03/21 (Call 08/03/21)	219	222,307
3.70%, 06/05/25 (Call 05/05/25)	842	945,153
3.75%, 12/06/23 (Call 11/06/23)	1,515	1,656,214
4.00%, 05/01/25 (Call 03/01/25)	1,267	1,430,449
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	2,227	2,297,806
2.40%, 07/30/24 (Call 06/28/24)	1,915	2,039,100
2.95%, 07/15/22 (Call 06/15/22)	1,753	1,817,461
3.00%, 03/15/22 (Call 02/15/22)	1,423	1,464,016
3.38%, 02/05/24 (Call 01/05/24)	1,731	1,877,562
3.60%, 09/11/24 (Call 08/11/24)(a)	280	309,391
3.70%, 01/30/24 (Call 12/29/23)	192	209,228
3.95%, 11/17/25 (Call 10/17/25)	750	860,390
4.13%, 05/24/21 (Call 04/23/21)	258	260,324
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,726	1,762,274
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	540	547,422
1.95%, 01/09/23 (Call 12/09/22)(a)	1,010	1,041,109
2.05%, 01/21/25 (Call 12/20/24)	1,066	1,122,420
2.65%, 05/23/22 (Call 04/22/22)	397	408,765
2.80%, 01/27/25 (Call 12/27/24)	1,418	1,536,475
2.85%, 01/23/23 (Call 12/23/22)(a)	456	478,374
3.15%, 04/26/21 (Call 03/26/21)	425	426,937
3.40%, 07/24/23 (Call 06/23/23)	1,569	1,685,876
3.45%, 11/16/21 (Call 10/15/21)	593	606,556
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(b)	2,421	2,480,207
2.10%, 07/26/21	3,020	3,046,900
2.16%, 02/11/26 (Call 02/11/25)(b)	600	627,105
2.41%, 10/30/25 (Call 10/30/24)(b)	2,565	2,709,252
2.50%, 03/04/21	896	897,899
2.63%, 07/22/22	4,101	4,242,673
3.00%, 02/19/25	2,156	2,331,959
3.07%, 01/24/23 (Call 01/24/22)(a)	4,455	4,575,013
3.30%, 09/09/24	2,701	2,950,028
3.50%, 03/08/22(a)	2,776	2,873,200
3.55%, 09/29/25	2,050	2,281,431
3.75%, 01/24/24 (Call 12/24/23)	3,405	3,706,059
4.13%, 08/15/23	1,825	1,984,751
4.48%, 01/16/24	333	369,251
4.60%, 04/01/21	1,982	1,996,560
Series M, 3.45%, 02/13/23	1,634	1,726,577
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(a)(b)	1,052	1,063,172
2.90%, 05/27/22 (Call 05/27/21),
(3 mo. LIBOR US + 0.610%)(b)	710	715,895
3.55%, 08/14/23 (Call 07/14/23)	2,876	3,098,711
3.63%, 10/22/21 (Call 09/21/21)	1,105	1,128,477
Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
2.00%, 08/19/21	$1,027	$1,036,988
2.00%, 01/13/23	415	428,945
2.10%, 05/13/21	1,102	1,108,134
2.35%, 02/19/25	1,098	1,172,012
2.50%, 06/28/22	1,620	1,671,865
2.75%, 01/11/23	197	206,529
2.80%, 01/11/22(a)	1,704	1,745,429
3.30%, 02/26/24	1,336	1,449,777
3.65%, 05/15/23(a)	1,639	1,764,819
		756,018,622
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25
(Call 12/23/24)	2,859	3,232,934
Coca-Cola Co. (The)
1.75%, 09/06/24	2,019	2,113,849
2.50%, 04/01/23	324	340,171
2.88%, 10/27/25	55	60,526
2.95%, 03/25/25(a)	1,408	1,539,731
3.20%, 11/01/23(a)	2,110	2,277,816
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	1,001	1,037,088
2.70%, 05/09/22 (Call 04/09/22)	933	957,479
3.20%, 02/15/23 (Call 01/15/23)(a)	736	775,295
3.75%, 05/01/21	260	261,930
4.25%, 05/01/23	1,246	1,348,001
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	500	512,983
2.13%, 10/24/24 (Call 09/24/24)	597	628,966
2.63%, 04/29/23 (Call 01/29/23)(a)	1,147	1,198,518
3.50%, 09/18/23 (Call 08/18/23)	509	548,056
Diageo Investment Corp., 2.88%, 05/11/22	1,102	1,137,518
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	217	232,590
3.40%, 11/15/25 (Call 08/15/25)	22	24,510
3.55%, 05/25/21	1,376	1,390,124
4.06%, 05/25/23 (Call 04/25/23)	2,321	2,508,157
4.42%, 05/25/25 (Call 03/25/25)	580	665,059
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)(a)	1,235	1,243,265
3.50%, 05/01/22(a)	55	57,117
PepsiCo Inc.
0.75%, 05/01/23	841	852,072
1.70%, 10/06/21 (Call 09/06/21)	818	825,724
2.00%, 04/15/21 (Call 03/15/21)	942	944,096
2.25%, 05/02/22 (Call 04/02/22)(a)	416	425,832
2.25%, 03/19/25 (Call 02/19/25)	2,079	2,212,496
2.75%, 03/05/22	958	984,276
2.75%, 03/01/23(a)	1,204	1,265,648
2.75%, 04/30/25 (Call 01/30/25)	75	81,182
3.00%, 08/25/21	764	776,407
3.10%, 07/17/22 (Call 05/17/22)	860	891,708
3.50%, 07/17/25 (Call 04/17/25)	1,283	1,433,430
3.60%, 03/01/24 (Call 12/01/23)	2,002	2,184,074
		36,968,628
Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	526	550,507
2.25%, 08/19/23 (Call 06/19/23)(a)	826	861,407

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.65%, 05/11/22 (Call 04/11/22)	$1,859	$1,911,134
2.70%, 05/01/22 (Call 03/01/22)	599	614,200
3.13%, 05/01/25 (Call 02/01/25)	1,160	1,268,548
3.63%, 05/15/22 (Call 02/15/22)	996	1,029,584
3.63%, 05/22/24 (Call 02/22/24)	1,207	1,319,779
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,079	1,208,283
Biogen Inc.
3.63%, 09/15/22(a)	1,404	1,477,579
4.05%, 09/15/25 (Call 06/15/25)	1,694	1,932,521
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	1,280	1,282,366
1.95%, 03/01/22 (Call 02/01/22)	135	137,214
2.50%, 09/01/23 (Call 07/01/23)	952	999,363
3.25%, 09/01/22 (Call 07/01/22)	1,253	1,303,762
3.50%, 02/01/25 (Call 11/01/24)	2,277	2,509,932
3.70%, 04/01/24 (Call 01/01/24)	2,303	2,509,606
4.40%, 12/01/21 (Call 09/01/21)	1,768	1,811,976
Royalty Pharma PLC
0.75%, 09/02/23(d)	1,092	1,096,390
1.20%, 09/02/25 (Call 08/02/25)(d)	983	991,112
		24,815,263
Building Materials — 0.1%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(a)	404	415,438
2.24%, 02/15/25 (Call 01/15/25)	2,047	2,150,180
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	223	242,653
4.00%, 06/15/25 (Call 03/15/25)	145	163,200
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)(a)	136	155,188
		3,126,659
Chemicals — 1.0%
Air Products and Chemicals Inc., 1.50%, 10/15/25
(Call 09/15/25)	633	654,839
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	747	808,299
4.63%, 11/15/22.	192	205,548
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	708	773,182
4.55%, 11/30/25 (Call 09/30/25)	500	580,950
DuPont de Nemours Inc.
2.17%, 05/01/23	2,126	2,142,279
4.21%, 11/15/23 (Call 10/15/23)	2,946	3,240,563
4.49%, 11/15/25 (Call 09/15/25)	2,080	2,417,381
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	491	510,692
3.80%, 03/15/25 (Call 12/15/24)	715	792,399
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	798	821,765
EI du Pont de Nemours and Co., 1.70%, 07/15/25
(Call 06/15/25)	1,058	1,095,823
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	784	802,895
2.45%, 02/15/22 (Call 11/15/21)	532	541,150
2.70%, 02/21/23 (Call 11/21/22)	150	156,195
LYB International Finance BV, 4.00%, 07/15/23	872	945,014
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)(a)	665	671,590
2.88%, 05/01/25 (Call 04/01/25)	750	806,969
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/15/24)	921	1,054,212
Security	Par (000)	Value

Chemicals (continued)
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	$450	$469,444
4.25%, 11/15/23 (Call 08/15/23)(a)	326	354,761
Nutrien Ltd.
1.90%, 05/13/23(a)	159	163,961
3.38%, 03/15/25 (Call 12/15/24)	141	154,356
3.63%, 03/15/24 (Call 12/15/23)(a)	230	249,712
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	235	241,788
3.13%, 06/01/24 (Call 04/01/24)(a)	1,215	1,312,433
Syngenta Finance NV, 3.13%, 03/28/22	259	262,746
		22,230,946
Commercial Services — 0.7%
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)(a)	229	256,026
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	290	307,170
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)(a)	237	243,396
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	17	17,086
2.60%, 12/01/24 (Call 11/01/24)(a)	704	751,153
3.30%, 12/15/22 (Call 09/15/22)(a)	423	442,006
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	1,089	1,161,660
3.75%, 06/01/23 (Call 03/01/23)(a)	636	677,923
3.80%, 04/01/21 (Call 03/01/21)	912	914,504
4.00%, 06/01/23 (Call 05/01/23)	597	643,336
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	930	1,008,391
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	329	342,487
3.75%, 03/24/25 (Call 02/24/25)	392	438,836
4.50%, 09/01/22 (Call 06/01/22)	653	687,441
4.88%, 02/15/24 (Call 11/15/23)(a)	258	288,449
PayPal Holdings Inc.
1.35%, 06/01/23	590	602,062
1.65%, 06/01/25 (Call 05/01/25)	1,255	1,300,410
2.20%, 09/26/22	391	402,724
2.40%, 10/01/24 (Call 09/01/24)	1,927	2,049,481
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,155	1,226,007
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	659	743,611
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	183	205,966
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)	151	152,992
		14,863,117
Computers — 3.3%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,137	1,134,352
0.75%, 05/11/23	1,209	1,223,239
1.13%, 05/11/25 (Call 04/11/25)	2,300	2,353,635
1.55%, 08/04/21 (Call 07/04/21)	1,335	1,343,109
1.70%, 09/11/22	491	502,700
1.80%, 09/11/24 (Call 08/11/24)	821	861,605
2.10%, 09/12/22 (Call 08/12/22)(a)	1,392	1,431,832
2.15%, 02/09/22(a)	659	672,146
2.30%, 05/11/22 (Call 04/11/22)	1,453	1,488,759
2.40%, 01/13/23 (Call 12/13/22)	553	575,173
2.40%, 05/03/23	4,465	4,677,652
2.50%, 02/09/22 (Call 01/09/22)	1,796	1,836,137
2.50%, 02/09/25	1,965	2,113,466
2.70%, 05/13/22	983	1,015,651

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Per (000)	Value

Computers (continued)
2.75%, 01/13/25 (Call 11/13/24)	$1,417	$1,532,699
2.85%, 05/06/21(a)	2,780	2,799,656
2.85%, 02/23/23 (Call 12/23/22)	1,319	1,384,744
2.85%, 05/11/24 (Call 03/11/24)(a)	1,849	1,989,404
3.00%, 02/09/24 (Call 12/09/23)	2,203	2,368,237
3.20%, 05/13/25	2,005	2,222,976
3.45%, 05/06/24(a)	2,962	3,253,544
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(d)	1,486	1,631,054
5.45%, 06/15/23 (Call 04/15/23)(d)	3,475	3,815,558
5.85%, 07/15/25 (Call 06/15/25)(d)	1,377	1,636,663
DXC Technology Co.
4.00%, 04/15/23	426	454,115
4.13%, 04/15/25 (Call 03/15/25)	299	330,615
4.25%, 04/15/24 (Call 02/15/24)(a)	545	597,100
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	732	749,338
2.25%, 04/01/23 (Call 03/01/23)	1,177	1,217,744
3.50%, 10/05/21 (Call 09/05/21)	818	834,385
4.40%, 10/15/22 (Call 08/15/22)	1,787	1,892,862
4.45%, 10/02/23 (Call 09/02/23)	950	1,042,401
4.65%, 10/01/24 (Call 09/01/24)	896	1,015,715
4.90%, 10/15/25 (Call 07/15/25)	1,530	1,779,008
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	1,213	1,275,529
4.05%, 09/15/22	554	585,645
4.65%, 12/09/21	104	107,800
IBM Credit LLC
2.20%, 09/08/22	985	1,014,849
2.65%, 02/05/21	540	540,114
3.00%, 02/06/23	1,000	1,052,910
3.60%, 11/30/21	1,062	1,092,613
International Business Machines Corp.
1.88%, 08/01/22	747	764,867
2.50%, 01/27/22(a)	810	829,037
2.85%, 05/13/22	1,933	1,997,770
2.88%, 11/09/22	297	310,549
3.00%, 05/15/24	2,806	3,029,185
3.38%, 08/01/23	1,648	1,771,830
3.63%, 02/12/24(a)	2,630	2,879,712
7.00%, 10/30/25	20	25,735
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(d)	325	341,741
3.63%, 05/15/25 (Call 04/15/25)(d)	294	326,601
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)(a)	861	894,842
		72,618,603
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23	51	52,717
3.25%, 03/15/24(a)	404	439,564
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24
(Call 11/01/24)(a)	940	990,846
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,282	1,281,342
1.70%, 11/03/21	819	829,054
2.15%, 08/11/22	1,888	1,943,444
2.30%, 02/06/22	839	856,726
3.10%, 08/15/23	367	393,232
Unilever Capital Corp.
0.38%, 09/14/23(a)	50	50,211
Security	Per (000)	Value

Cosmetics & Personal Care (continued)
2.20%, 05/05/22 (Call 04/05/22)(a)	$1,008	$1,031,236
2.60%, 05/05/24 (Call 03/05/24)	550	586,453
3.00%, 03/07/22	825	849,894
3.10%, 07/30/25	100	110,488
3.13%, 03/22/23 (Call 02/22/23)	653	691,111
3.25%, 03/07/24 (Call 02/07/24)(a)	884	958,893
4.25%, 02/10/21	727	727,668
		11,792,879
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	372	388,524
Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	750	738,223
2.88%, 08/14/24 (Call 07/14/24)	715	744,793
3.15%, 02/15/24 (Call 01/15/24)(a)	70	73,387
3.30%, 01/23/23 (Call 12/23/22)	815	848,389
3.50%, 01/15/25 (Call 11/15/24)(a)	225	239,637
4.13%, 07/03/23 (Call 06/03/23)	354	377,674
4.45%, 10/01/25 (Call 08/01/25)	30	32,955
4.50%, 09/15/23 (Call 08/15/23)	1,256	1,359,120
4.63%, 07/01/22(a)	339	356,811
4.88%, 01/16/24 (Call 12/16/23)	796	873,824
6.50%, 07/15/25 (Call 06/15/25)(a)	210	248,570
Air Lease Corp.
2.25%, 01/15/23(a)	1,501	1,542,495
2.30%, 02/01/25 (Call 01/01/25)	369	380,560
2.50%, 03/01/21	377	377,624
2.63%, 07/01/22 (Call 06/01/22)	807	826,982
2.75%, 01/15/23 (Call 12/15/22)(a)	1,015	1,053,058
2.88%, 01/15/26 (Call 12/15/25)	1,000	1,052,415
3.00%, 09/15/23 (Call 07/15/23)	332	349,193
3.25%, 03/01/25 (Call 01/01/25)	550	586,228
3.38%, 06/01/21	535	539,947
3.38%, 07/01/25 (Call 06/01/25)	55	59,140
3.50%, 01/15/22	465	477,711
3.75%, 02/01/22 (Call 12/01/21)	215	220,544
3.88%, 04/01/21 (Call 03/01/21)	399	400,117
3.88%, 07/03/23 (Call 06/03/23)	715	763,076
4.25%, 02/01/24 (Call 01/01/24)	1,005	1,099,198
4.25%, 09/15/24 (Call 06/15/24)	849	938,560
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	15	15,904
4.40%, 09/25/23 (Call 08/25/23)(a)	714	764,344
5.00%, 04/01/23	586	629,159
5.13%, 03/15/21	81	81,322
5.50%, 02/15/22	230	240,702
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	800	813,144
3.05%, 06/05/23 (Call 05/05/23)	331	347,889
3.88%, 05/21/24 (Call 04/21/24)	1,017	1,110,729
4.13%, 02/13/22	667	690,585
4.25%, 04/15/21	395	397,564
4.63%, 03/30/25(a)	388	440,950
5.13%, 09/30/24	1,183	1,357,549
5.80%, 05/01/25 (Call 04/01/25)	875	1,036,158
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	2,594	2,674,412
2.50%, 07/30/24 (Call 06/30/24)(a)	2,322	2,470,590
2.65%, 12/02/22(a)	1,475	1,535,784

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Per (000)	Value

Diversified Financial Services (continued)
2.75%, 05/20/22 (Call 04/20/22)	$1,431	$1,472,877
3.00%, 02/22/21 (Call 02/10/21)	522	522,837
3.00%, 10/30/24 (Call 09/29/24)(a)	1,539	1,669,123
3.38%, 05/17/21 (Call 04/17/21)	1,199	1,207,040
3.40%, 02/27/23 (Call 01/27/23)	2,236	2,369,847
3.40%, 02/22/24 (Call 01/22/24)(a)	1,189	1,289,480
3.70%, 11/05/21 (Call 10/05/21)	924	946,365
3.70%, 08/03/23 (Call 07/03/23)(a)	2,025	2,190,419
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	1,781	1,787,168
2.70%, 03/03/22 (Call 01/31/22)	2,421	2,480,635
Ameriprise Financial Inc.
3.00%, 03/22/22	454	467,842
3.00%, 04/02/25 (Call 03/02/25)	690	748,670
3.70%, 10/15/24	153	169,801
4.00%, 10/15/23	895	981,205
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	856	939,929
Capital One Bank USA N.A., 3.38%, 02/15/23	832	878,497
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	360	375,989
3.05%, 03/09/22 (Call 02/09/22)(a)	2,232	2,295,423
3.20%, 01/30/23 (Call 12/30/22)(a)	2,324	2,445,041
3.20%, 02/05/25 (Call 01/05/25)	817	887,475
3.30%, 10/30/24 (Call 09/30/24)(a)	1,432	1,560,848
3.45%, 04/30/21 (Call 03/30/21)	1,338	1,344,864
3.50%, 06/15/23	1,562	1,672,049
3.75%, 04/24/24 (Call 03/24/24)	839	917,997
3.90%, 01/29/24 (Call 12/29/23)	1,176	1,285,056
4.20%, 10/29/25 (Call 09/29/25)	145	164,218
4.25%, 04/30/25 (Call 03/31/25)	551	624,490
4.75%, 07/15/21	1,188	1,211,751
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	1,180	1,183,838
2.65%, 01/25/23 (Call 12/25/22)	1,300	1,358,747
3.25%, 05/21/21 (Call 04/21/21)	743	748,116
3.55%, 02/01/24 (Call 01/01/24)	311	338,712
3.85%, 05/21/25 (Call 03/21/25)	1,368	1,542,029
4.20%, 03/24/25 (Call 02/24/25)	1,072	1,218,881
CME Group Inc.
3.00%, 09/15/22	893	931,822
3.00%, 03/15/25 (Call 12/15/24)	1,120	1,222,561
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	50	54,730
3.85%, 11/21/22(a)	818	867,118
3.95%, 11/06/24 (Call 08/06/24)	670	741,283
GE Capital Funding LLC, 3.45%, 05/15/25
(Call 04/15/25)(d)	1,923	2,108,275
GE Capital International Funding Co. Unlimited Co., 3.37%,
11/15/25(a)	2,250	2,482,990
Intercontinental Exchange Inc.
0.70%, 06/15/23	480	483,530
2.35%, 09/15/22 (Call 08/15/22)	1,326	1,366,611
3.75%, 12/01/25 (Call 09/01/25)	70	79,138
4.00%, 10/15/23(a)	557	609,946
International Lease Finance Corp., 5.88%, 08/15/22	778	835,274
Invesco Finance PLC
3.13%, 11/30/22	235	246,635
4.00%, 01/30/24	30	33,108
Jefferies Financial Group Inc., 5.50%, 10/18/23
(Call 01/18/23)(a)	600	656,836
Security	Per (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC, 5.13%, 01/20/23	$896	$974,253
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)(a)	146	147,896
2.00%, 03/03/25 (Call 02/03/25)	1,334	1,406,827
3.38%, 04/01/24	1,246	1,363,382
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	1,325	1,324,327
4.25%, 06/01/24 (Call 03/01/24)	318	352,368
Nomura Holdings Inc.
1.85%, 07/16/25	1,483	1,533,516
2.65%, 01/16/25	1,252	1,332,533
ORIX Corp.
2.90%, 07/18/22	263	271,862
3.25%, 12/04/24	80	87,542
4.05%, 01/16/24	390	427,110
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	682	703,680
3.75%, 08/15/21 (Call 06/15/21)	925	936,579
4.25%, 08/15/24 (Call 05/15/24)	1,492	1,638,710
4.38%, 03/19/24 (Call 02/19/24)	584	640,630
4.50%, 07/23/25 (Call 04/23/25)	201	226,371
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,450	1,493,130
2.80%, 12/14/22 (Call 10/14/22)(a)	2,800	2,921,044
3.15%, 12/14/25 (Call 09/14/25)	3,274	3,641,230
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	1,226	1,313,140
3.60%, 03/15/22 (Call 02/15/22)	152	156,699
		108,076,961
Electric — 2.9%
Alabama Power Co., Series 17-A, 2.45%, 03/30/22
(Call 02/28/22)	615	629,331
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	265	288,625
3.20%, 04/15/25 (Call 03/15/25)	549	599,128
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)(a)	744	806,649
4.05%, 04/15/25 (Call 03/15/25)(a)(d)	1,649	1,858,463
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	600	618,728
2.50%, 09/01/24 (Call 08/01/24)	730	776,074
3.60%, 11/01/21	573	586,971
3.85%, 02/01/24 (Call 01/01/24)(a)	374	408,088
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	303	304,117
Delmarva Power & Light Co., 3.50%, 11/15/23
(Call 08/15/23)	25	26,975
Dominion Energy Inc.
2.72%, 08/15/21(c)	998	1,010,672
3.07%, 08/15/24(c)	1,108	1,195,097
3.90%, 10/01/25 (Call 07/01/25)	80	90,295
4.10%, 04/01/21(c)	307	308,948
DTE Energy Co.
2.25%, 11/01/22	872	899,926
Series C, 2.53%, 10/01/24(a)	656	697,487
Series D, 3.70%, 08/01/23 (Call 07/01/23)	769	826,179
Series F, 1.05%, 06/01/25 (Call 05/01/25)	984	990,048
Series H, 0.55%, 11/01/22(a)	160	160,404
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	424	441,843
3.05%, 03/15/23 (Call 02/15/23)(a)	639	674,028

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.90%, 06/15/21 (Call 03/15/21)	$438	$439,982
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	680	681,085
1.80%, 09/01/21 (Call 08/01/21)	1,057	1,065,215
2.40%, 08/15/22 (Call 07/15/22)	742	762,940
3.05%, 08/15/22 (Call 05/15/22)	568	587,300
3.55%, 09/15/21 (Call 06/15/21)(a)	576	582,706
3.75%, 04/15/24 (Call 01/15/24)	1,211	1,322,467
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)(a)	848	870,049
3.00%, 09/15/21 (Call 06/15/21)	166	167,767
3.25%, 08/15/25 (Call 05/15/25)(a)	221	244,687
Edison International, 3.55%, 11/15/24 (Call 10/15/24)(a)	984	1,062,694
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	770	775,183
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	113	112,668
4.00%, 07/15/22 (Call 05/15/22)	717	750,045
Entergy Louisiana LLC, 0.62%, 11/17/23 (Call 11/17/21)(a)	460	461,003
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,063	1,124,626
Eversource Energy
Series K, 2.75%, 03/15/22 (Call 02/15/22)	366	375,107
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	200	199,448
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	1,260	1,307,607
3.95%, 06/15/25 (Call 03/15/25)	906	1,019,247
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	944	1,025,383
3.40%, 03/15/22 (Call 02/15/22)	721	743,821
4.25%, 06/15/22 (Call 03/15/22)	1,013	1,054,323
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	35	36,568
2.85%, 04/01/25 (Call 03/01/25)	1,743	1,893,462
3.25%, 06/01/24 (Call 12/01/23)(a)	57	61,455
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	148	154,234
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)(a)	497	543,183
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	301	312,349
MidAmerican Energy Co., 3.50%, 10/15/24
(Call 07/15/24)(a)	770	850,076
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	766	775,339
2.75%, 05/01/25 (Call 04/01/25)	1,379	1,485,482
2.80%, 01/15/23 (Call 12/15/22)	268	280,750
2.90%, 04/01/22	956	983,963
3.15%, 04/01/24 (Call 03/01/24)	1,474	1,589,273
Ohio Power Co., Series M, 5.38%, 10/01/21	154	159,203
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(d)	435	432,245
2.75%, 06/01/24 (Call 05/01/24)	510	547,012
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	5,986	6,003,285
3.45%, 07/01/25	1,080	1,170,616
3.50%, 06/15/25 (Call 03/15/25)	525	566,089
4.25%, 08/01/23 (Call 07/01/23)(a)	55	59,134
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	624	634,512
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	215	228,179
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	825	831,309
3.85%, 06/01/23 (Call 05/01/23)	923	991,365
Security	Par (000)	Value

Electric (continued)
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(a)	$115	$114,857
2.65%, 11/15/22 (Call 10/15/22)	520	539,661
2.88%, 06/15/24 (Call 05/15/24)(a)	190	204,280
Puget Energy Inc., 6.00%, 09/01/21	94	96,958
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	501	518,192
2.90%, 02/01/23 (Call 01/01/23)	755	791,087
3.55%, 06/15/24 (Call 03/15/24)	570	619,448
4.05%, 12/01/23 (Call 09/01/23)	268	292,780
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	660	662,000
Series C, 3.50%, 10/01/23 (Call 07/01/23)	436	468,460
Series E, 3.70%, 08/01/25 (Call 06/01/25)	955	1,062,855
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	1,967	1,980,923
2.95%, 07/01/23 (Call 05/01/23)	1,821	1,921,859
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23
(Call 12/15/22)	930	971,570
WEC Energy Group Inc.
0.55%, 09/15/23(a)	240	241,231
3.55%, 06/15/25 (Call 03/15/25)	479	532,092
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)(a)	175	175,249
3.30%, 06/01/25 (Call 12/01/24)	1,179	1,289,344
		64,005,358
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	385	391,524
2.63%, 02/15/23 (Call 11/15/22)	269	279,879
3.15%, 06/01/25 (Call 03/01/25)	49	53,891
		725,294
Electronics — 0.6%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	327	351,696
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	670	723,297
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	645	731,821
5.00%, 02/15/23	332	358,859
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)(a)	1,156	1,157,589
1.35%, 06/01/25 (Call 05/01/25)	1,761	1,813,063
1.85%, 11/01/21 (Call 10/01/21)	1,670	1,688,639
2.15%, 08/08/22 (Call 07/08/22)(a)	376	386,081
2.30%, 08/15/24 (Call 07/15/24)	725	772,083
4.25%, 03/01/21	179	179,594
Jabil Inc., 4.70%, 09/15/22	546	581,898
Keysight Technologies Inc., 4.55%, 10/30/24
(Call 07/30/24)	388	439,857
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	650	653,126
2.35%, 09/15/24 (Call 08/15/24)	836	884,860
2.80%, 12/15/21 (Call 11/15/21)	594	605,565
3.13%, 11/15/22 (Call 08/15/22)	647	673,691
3.65%, 09/15/23 (Call 08/15/23)	960	1,036,815
		13,038,534
Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)(a)	1,460	1,553,561
3.20%, 03/15/25 (Call 12/15/24)	538	587,113

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.75%, 05/15/23 (Call 02/15/23)	$198	$215,416
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,030	1,025,171
2.40%, 05/15/23 (Call 03/15/23)	707	736,221
2.90%, 09/15/22 (Call 06/15/22)	658	681,000
3.13%, 03/01/25 (Call 12/01/24)	866	944,547
		5,743,029
Food — 1.0%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	737	785,133
3.95%, 03/15/25 (Call 01/15/25)	135	151,516
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	451	472,587
4.30%, 05/01/24 (Call 04/01/24)(a)	1,604	1,786,992
4.60%, 11/01/25 (Call 09/01/25)	862	1,002,127
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	534	553,313
3.15%, 12/15/21 (Call 09/15/21)	1,757	1,790,045
3.20%, 04/16/21	243	244,441
3.65%, 02/15/24 (Call 11/15/23)(a)	25	27,204
3.70%, 10/17/23 (Call 09/17/23)	1,235	1,340,412
4.00%, 04/17/25 (Call 02/17/25)	802	902,696
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	613	653,992
JM Smucker Co. (The)
3.50%, 10/15/21	475	485,670
3.50%, 03/15/25	140	155,131
Kellogg Co., 2.65%, 12/01/23	331	351,313
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	360	366,522
3.40%, 04/15/22 (Call 01/15/22)(a)	591	608,224
3.85%, 08/01/23 (Call 05/01/23)	746	803,457
4.00%, 02/01/24 (Call 11/01/23)(a)	429	470,099
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	242	250,006
3.15%, 08/15/24 (Call 06/15/24)	964	1,045,111
Mondelez International Inc.
0.63%, 07/01/22	496	498,151
1.50%, 05/04/25 (Call 04/04/25)	1,158	1,195,859
2.13%, 04/13/23 (Call 03/13/23)	297	307,547
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	607	610,435
3.55%, 03/15/25 (Call 01/15/25)	435	480,157
3.75%, 10/01/25 (Call 07/01/25)(a)	892	997,140
5.65%, 04/01/25 (Call 03/01/25)(a)	1,002	1,191,288
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	443	447,497
3.95%, 08/15/24 (Call 05/15/24)(a)	1,269	1,408,080
4.50%, 06/15/22 (Call 03/15/22)	1,349	1,410,270
		22,792,415
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	201	245,665

Gas — 0.1%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	1,041	1,109,714
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	239	251,212
4.90%, 12/01/21 (Call 09/01/21)	59	60,494
Security	Par (000)	Value

Gas (continued)
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)(a)	$1,414	$1,416,775
		2,838,195
Health Care - Products — 0.8%
Abbott Laboratories
2.55%, 03/15/22	240	246,102
2.95%, 03/15/25 (Call 12/15/24)(a)	1,436	1,565,093
3.40%, 11/30/23 (Call 09/30/23)	1,567	1,695,071
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,522	1,584,090
3.38%, 05/15/22	155	160,801
3.45%, 03/01/24 (Call 02/01/24)	1,194	1,293,206
3.85%, 05/15/25	107	119,902
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	760	845,365
DH Europe Finance II Sarl
2.05%, 11/15/22	508	523,118
2.20%, 11/15/24 (Call 10/15/24)	1,041	1,102,272
Medtronic Inc., 3.50%, 03/15/25	2,020	2,250,603
Stryker Corp.
0.60%, 12/01/23 (Call 12/01/21)	79	79,123
1.15%, 06/15/25 (Call 05/15/25)	385	390,443
2.63%, 03/15/21 (Call 03/01/21)	1,058	1,060,903
3.38%, 05/15/24 (Call 02/15/24)	209	226,835
3.38%, 11/01/25 (Call 08/01/25)	50	55,516
Thermo Fisher Scientific Inc., 4.13%, 03/25/25
(Call 02/25/25)	602	680,556
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	570	585,260
3.55%, 04/01/25 (Call 01/01/25)	2,005	2,209,298
		16,673,557
Health Care - Services — 1.7%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)(a)	1,785	1,849,628
2.80%, 06/15/23 (Call 04/15/23)	1,153	1,212,184
3.50%, 11/15/24 (Call 08/15/24)	782	859,435
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)(a)	2,380	2,522,774
2.95%, 12/01/22 (Call 11/01/22)(a)	1,173	1,224,992
3.13%, 05/15/22	572	592,127
3.30%, 01/15/23	1,061	1,119,688
3.35%, 12/01/24 (Call 10/01/24)(a)	1,310	1,438,623
3.50%, 08/15/24 (Call 05/15/24)	1,241	1,358,601
3.70%, 08/15/21 (Call 05/15/21)	505	509,830
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	273	292,674
2.95%, 11/01/22(a)	83	86,447
HCA Inc.
4.75%, 05/01/23	1,341	1,460,564
5.00%, 03/15/24	2,056	2,313,437
5.25%, 04/15/25	1,474	1,716,765
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	885	922,883
3.85%, 10/01/24 (Call 07/01/24)	585	646,175
4.50%, 04/01/25 (Call 03/01/25)(a)	593	679,294
Laboratory Corp. of America Holdings
3.20%, 02/01/22	584	600,186
3.25%, 09/01/24 (Call 07/01/24)	412	448,227
3.60%, 02/01/25 (Call 11/01/24)	304	334,790
3.75%, 08/23/22 (Call 05/23/22)	783	816,919
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	362	399,860

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc.
1.25%, 01/15/26	$500	$511,369
2.13%, 03/15/21	147	147,343
2.38%, 10/15/22	1,503	1,556,029
2.38%, 08/15/24(a)	1,665	1,771,174
2.75%, 02/15/23 (Call 11/15/22)	455	474,649
2.88%, 12/15/21	477	487,901
2.88%, 03/15/22 (Call 12/15/21)	1,554	1,589,733
2.88%, 03/15/23	1,161	1,222,850
3.35%, 07/15/22	709	740,038
3.38%, 11/15/21 (Call 08/15/21)	294	299,141
3.50%, 06/15/23	945	1,015,440
3.50%, 02/15/24	1,806	1,969,570
3.75%, 07/15/25	2,076	2,347,181
		37,538,521
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)(a)	120	126,915
3.50%, 02/10/23 (Call 01/10/23)	875	919,236
3.63%, 01/19/22 (Call 12/19/21)	1,299	1,332,646
3.88%, 01/15/26 (Call 12/15/25)	1,000	1,074,621
4.20%, 06/10/24 (Call 05/10/24)	1,031	1,116,754
4.25%, 03/01/25 (Call 01/01/25)	10	10,836
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	750	751,268
Owl Rock Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)	136	141,629
		5,473,905
Home Builders — 0.1%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	1,242	1,316,784
2.60%, 10/15/25 (Call 09/15/25)	470	503,435
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	220	242,411
4.75%, 11/15/22 (Call 08/15/22)	100	105,853
4.75%, 05/30/25 (Call 02/28/25)	597	680,944
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	323	338,825
		3,188,252
Household Products & Wares — 0.0%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	546	566,144
3.50%, 12/15/24 (Call 09/15/24)	70	77,484
		643,628
Insurance — 1.5%
Aflac Inc.
3.63%, 06/15/23(a)	638	686,443
3.63%, 11/15/24	549	611,396
Allstate Corp. (The), 3.15%, 06/15/23	445	474,421
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	408	434,812
3.30%, 03/01/21 (Call 02/01/21)	2,460	2,465,841
3.75%, 07/10/25 (Call 04/10/25)	405	451,198
4.13%, 02/15/24	1,492	1,647,347
4.88%, 06/01/22	1,779	1,881,570
Aon Corp., 2.20%, 11/15/22	870	899,493
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	754	820,686
3.88%, 12/15/25 (Call 09/15/25)	1,009	1,142,022
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	716	741,654
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 03/01/21)	1,123	1,125,801
Security	Par (000)	Value

Insurance (continued)
2.75%, 03/15/23 (Call 01/15/23)	$2,398	$2,511,665
3.00%, 02/11/23(a)	234	246,678
3.40%, 01/31/22(a)	899	927,317
3.75%, 08/15/21(a)	295	300,606
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	40	44,753
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	1,037	1,078,810
3.35%, 05/15/24	121	131,950
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	342	376,012
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,203	1,291,381
Lincoln National Corp., 4.00%, 09/01/23(a)	458	498,778
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	612	638,475
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	233	238,254
3.50%, 06/03/24 (Call 03/03/24)(a)	1,409	1,533,867
3.50%, 03/10/25 (Call 12/10/24)	960	1,058,259
3.88%, 03/15/24 (Call 02/15/24)	1,542	1,696,575
4.80%, 07/15/21 (Call 04/15/21)	336	339,048
MetLife Inc.
3.00%, 03/01/25	366	399,948
3.05%, 12/15/22	818	859,611
3.60%, 04/10/24	649	710,005
Series D, 4.37%, 09/15/23	1,006	1,108,634
Progressive Corp. (The), 3.75%, 08/23/21	300	306,084
Prudential Financial Inc., 3.50%, 05/15/24	1,309	1,436,050
Willis North America Inc., 3.60%, 05/15/24
(Call 03/15/24)(a)	1,198	1,307,542
Willis Towers Watson PLC, 5.75%, 03/15/21	105	105,658
		32,528,644
Internet — 1.1%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,330	1,323,729
3.38%, 02/25/24(a)	1,471	1,607,407
3.63%, 05/19/21	525	530,474
Amazon.com Inc.
0.40%, 06/03/23	1,166	1,169,555
0.80%, 06/03/25 (Call 05/03/25)	1,689	1,705,623
2.40%, 02/22/23 (Call 01/22/23)	1,519	1,582,589
2.50%, 11/29/22 (Call 08/29/22)	901	932,756
2.80%, 08/22/24 (Call 06/22/24)	2,506	2,706,726
3.30%, 12/05/21 (Call 10/05/21)	396	403,982
3.80%, 12/05/24 (Call 09/05/24)	1,438	1,610,160
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)(a)	618	646,782
3.65%, 03/15/25 (Call 12/15/24)(a)	162	178,971
4.10%, 04/13/25 (Call 03/13/25)	1,011	1,141,900
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	1,098	1,144,701
2.60%, 07/15/22 (Call 04/15/22)	1,796	1,845,012
2.75%, 01/30/23 (Call 12/30/22)	1,188	1,239,131
3.45%, 08/01/24 (Call 05/01/24)	824	896,936
3.80%, 03/09/22 (Call 02/09/22)	487	503,774
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	163	177,556
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	1,441	1,478,913
3.63%, 04/01/25 (Call 01/01/25)(a)	645	716,176
		23,542,853

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	$377	$395,602
4.00%, 08/01/23 (Call 05/01/23)	578	623,157
4.13%, 09/15/22 (Call 06/15/22)	600	629,996
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	65	70,036
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	30	31,866
		1,750,657
Lodging — 0.2%
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	492	510,373
3.20%, 08/08/24 (Call 07/08/24)	1,740	1,829,352
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	585	623,356
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,738	2,016,978
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	75	80,199
5.13%, 08/08/25 (Call 06/08/25)	140	156,563
		5,216,821
Machinery — 1.9%
ABB Finance USA Inc., 2.88%, 05/08/22(a)	1,606	1,657,913
Caterpillar Financial Services Corp.
0.45%, 09/14/23	55	55,089
0.65%, 07/07/23	84	84,582
0.80%, 11/13/25	1,086	1,086,471
0.95%, 05/13/22	230	231,911
1.45%, 05/15/25	859	885,461
1.70%, 08/09/21(a)	1,137	1,145,980
1.90%, 09/06/22	668	685,168
1.95%, 11/18/22	277	285,024
2.15%, 11/08/24(a)	1,555	1,645,734
2.40%, 06/06/22	1,154	1,187,081
2.55%, 11/29/22	824	857,234
2.85%, 06/01/22	433	447,517
2.85%, 05/17/24	960	1,034,238
2.95%, 02/26/22(a)	1,051	1,081,319
3.15%, 09/07/21	782	795,604
3.25%, 12/01/24(a)	206	226,906
3.45%, 05/15/23	775	828,949
3.65%, 12/07/23(a)	1,034	1,128,120
3.75%, 11/24/23(a)	125	136,616
Series I, 2.65%, 05/17/21	347	349,418
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	365	374,615
3.40%, 05/15/24 (Call 02/15/24)	1,278	1,391,544
3.90%, 05/27/21	1,593	1,611,877
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)(a)	550	571,048
1.95%, 07/02/23	552	568,411
4.20%, 01/15/24	577	634,212
4.38%, 04/05/22	181	188,747
4.88%, 04/01/21	930	936,606
CNH Industrial NV, 4.50%, 08/15/23	384	419,488
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,386	1,421,644
2.75%, 04/15/25 (Call 03/15/25)(a)	919	996,100
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	45	46,546
John Deere Capital Corp. 0.70%, 01/15/26	900	897,698
Security	Par (000)	Value

Machinery (continued)
1.20%, 04/06/23	$185	$188,486
2.05%, 01/09/25(a)	619	651,599
2.15%, 09/08/22	833	857,868
2.30%, 06/07/21	155	156,172
2.60%, 03/07/24	964	1,027,447
2.65%, 01/06/22(a)	963	984,495
2.65%, 06/24/24	790	846,864
2.70%, 01/06/23	351	367,448
2.75%, 03/15/22	597	613,697
2.80%, 03/04/21	455	456,056
2.80%, 01/27/23(a)	191	200,566
2.80%, 03/06/23	1,215	1,278,979
3.13%, 09/10/21	920	936,102
3.15%, 10/15/21	594	606,462
3.20%, 01/10/22(a)	1,109	1,140,109
3.35%, 06/12/24	615	673,358
3.45%, 03/13/25	965	1,074,166
3.65%, 10/12/23(a)	391	425,482
3.90%, 07/12/21	74	75,209
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	1,723	1,811,780
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	253	271,711
4.40%, 03/15/24 (Call 02/15/24)	992	1,091,471
Xylem Inc., 4.88%, 10/01/21	272	280,099
		41,910,497
Manufacturing — 0.5%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	191	196,500
2.00%, 06/26/22	1,155	1,183,388
2.00%, 02/14/25 (Call 01/14/25)(a)	359	378,767
2.25%, 03/15/23 (Call 02/15/23)(a)	850	884,550
2.65%, 04/15/25 (Call 03/15/25)(a)	499	539,478
3.00%, 08/07/25	570	628,995
3.25%, 02/14/24 (Call 01/14/24)	1,163	1,260,707
Eaton Corp., 2.75%, 11/02/22	2,166	2,255,504
General Electric Co.
2.70%, 10/09/22	1,616	1,676,632
3.45%, 05/15/24 (Call 02/13/24)	523	566,838
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	209	227,343
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	717	767,895
3.30%, 11/21/24 (Call 08/21/24)	503	549,319
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	308	335,005
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	525	577,774
		12,028,695
Media — 2.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	3,369	3,539,910
4.50%, 02/01/24 (Call 01/01/24)	2,105	2,332,477
4.91%, 07/23/25 (Call 04/23/25)	5,215	6,003,857
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	1,295	1,506,383
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	1,685	1,813,010
3.10%, 04/01/25 (Call 03/01/25)	374	409,766
3.38%, 02/15/25 (Call 11/15/24)	1,170	1,286,065

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.38%, 08/15/25 (Call 05/15/25)	$1,681	$1,866,996
3.60%, 03/01/24	1,632	1,788,033
3.70%, 04/15/24 (Call 03/15/24)(a)	2,586	2,841,491
3.95%, 10/15/25 (Call 08/15/25)	3,565	4,062,696
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	997	1,047,700
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	955	1,041,666
3.67%, 01/25/22(a)	784	808,960
4.03%, 01/25/24 (Call 12/25/23)	1,745	1,921,013
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	334	365,560
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	1,623	1,642,187
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	441	513,520
TWDC Enterprises 18 Corp.
2.30%, 02/12/21(a)	1,095	1,095,253
2.35%, 12/01/22	1,312	1,359,387
2.45%, 03/04/22	1,077	1,103,281
2.75%, 08/16/21	616	624,740
3.75%, 06/01/21(a)	362	366,347
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	580	633,744
3.70%, 08/15/24 (Call 05/15/24)	762	834,461
4.25%, 09/01/23 (Call 06/01/23)	65	70,479
4.75%, 05/15/25 (Call 04/15/25)(a)	536	617,685
Walt Disney Co. (The)
1.65%, 09/01/22	648	662,432
1.75%, 08/30/24 (Call 07/30/24)	1,904	1,980,570
3.00%, 09/15/22	1,022	1,065,882
3.35%, 03/24/25	1,940	2,138,678
3.70%, 09/15/24 (Call 06/15/24)	1,016	1,121,663
3.70%, 10/15/25 (Call 07/15/25)	86	96,656
4.50%, 02/15/21	700	701,071
		49,263,619
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	636	659,947
3.25%, 06/15/25 (Call 03/15/25)	345	380,099
		1,040,046
Mining — 0.2%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	880	904,176
3.25%, 11/21/21	130	133,130
3.85%, 09/30/23	25	27,275
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	116	117,798
5.95%, 03/15/24 (Call 12/15/23)	585	667,502
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	105	110,735
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25
(Call 03/15/25)	1,215	1,361,620
		3,322,236
Oil & Gas — 4.8%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	846	854,092
2.52%, 09/19/22 (Call 08/19/22)	715	739,288
2.75%, 05/10/23	1,101	1,158,213
2.94%, 04/06/23(a)	154	162,390
3.19%, 04/06/25 (Call 03/06/25)	993	1,083,807
3.22%, 11/28/23 (Call 09/28/23)(a)	1,006	1,078,598
3.22%, 04/14/24 (Call 02/14/24)	1,143	1,233,030
Security	Par (000)	Value

Oil & Gas (continued)
3.25%, 05/06/22	$1,821	$1,887,355
3.79%, 02/06/24 (Call 01/06/24)	1,482	1,617,538
3.80%, 09/21/25 (Call 07/21/25)	1,025	1,154,141
4.74%, 03/11/21	786	789,749
BP Capital Markets PLC
2.50%, 11/06/22	910	944,360
3.51%, 03/17/25(a)	975	1,079,199
3.54%, 11/04/24	772	852,351
3.81%, 02/10/24	1,865	2,043,049
3.99%, 09/26/23(a)	579	632,431
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	163	168,891
2.95%, 01/15/23 (Call 12/15/22)	1,990	2,075,662
3.45%, 11/15/21 (Call 08/15/21)	575	584,151
3.80%, 04/15/24 (Call 01/15/24)	293	318,129
3.90%, 02/01/25 (Call 11/01/24)	175	192,175
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	600	614,262
5.38%, 07/15/25 (Call 04/15/25)	2,000	2,264,800
Chevron Corp.
1.14%, 05/11/23	686	698,632
1.55%, 05/11/25 (Call 04/11/25)	2,366	2,440,439
2.10%, 05/16/21 (Call 04/15/21)	1,923	1,930,298
2.36%, 12/05/22 (Call 09/05/22)	2,120	2,192,592
2.41%, 03/03/22 (Call 01/03/22)(a)	755	769,886
2.50%, 03/03/22 (Call 02/03/22)	428	437,524
2.57%, 05/16/23 (Call 03/16/23)	1,103	1,154,695
2.90%, 03/03/24 (Call 01/03/24)	612	653,870
3.19%, 06/24/23 (Call 03/24/23)	2,765	2,932,731
3.33%, 11/17/25 (Call 08/17/25)	46	51,193
Chevron USA Inc.
0.43%, 08/11/23	696	697,027
0.69%, 08/12/25 (Call 07/12/25)	928	931,399
3.90%, 11/15/24 (Call 08/15/24)	621	693,411
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	596	651,256
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	973	1,027,656
4.75%, 05/31/25 (Call 04/30/25)(a)	885	1,000,091
5.38%, 05/31/25 (Call 03/01/21)	305	315,968
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,711	1,781,625
3.15%, 04/01/25 (Call 01/01/25)	975	1,063,234
4.10%, 02/01/21	511	511,000
4.15%, 01/15/26 (Call 10/15/25)	750	861,745
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	11	11,462
2.45%, 01/17/23(a)	1,039	1,080,817
2.65%, 01/15/24(a)	1,583	1,681,133
2.75%, 11/10/21	195	198,820
2.88%, 04/06/25 (Call 03/06/25)	1,701	1,843,973
3.15%, 01/23/22	305	313,668
3.70%, 03/01/24.	1,227	1,348,229
Exxon Mobil Corp.
1.57%, 04/15/23	854	876,650
1.90%, 08/16/22	609	624,566
2.02%, 08/16/24 (Call 07/16/24)(a)	1,940	2,036,281
2.22%, 03/01/21 (Call 02/08/21)	1,457	1,458,099
2.40%, 03/06/22 (Call 01/06/22)	779	794,746
2.71%, 03/06/25 (Call 12/06/24)	1,453	1,559,109
2.73%, 03/01/23 (Call 01/01/23)	1,131	1,183,464

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.99%, 03/19/25 (Call 02/19/25)	$2,889	$3,138,406
3.18%, 03/15/24 (Call 12/15/23)	629	677,260
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	125	128,526
4.00%, 04/15/24 (Call 01/15/24)	205	219,928
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	161	165,293
3.85%, 06/01/25 (Call 03/01/25)	1,065	1,150,126
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,116	1,214,777
4.50%, 05/01/23 (Call 04/01/23)	1,350	1,460,337
4.70%, 05/01/25 (Call 04/01/25)	1,448	1,652,885
4.75%, 12/15/23 (Call 10/15/23)	743	821,782
5.13%, 03/01/21	1,057	1,060,996
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)(a)	366	366,691
3.70%, 04/06/23(a)	329	351,040
3.85%, 04/09/25 (Call 03/09/25)	1,116	1,245,289
4.30%, 04/01/22	1,749	1,825,683
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	7	8,042
Shell International Finance BV
0.38%, 09/15/23	105	105,110
1.75%, 09/12/21	788	795,339
1.88%, 05/10/21	2,264	2,275,009
2.00%, 11/07/24 (Call 10/07/24)	1,511	1,590,145
2.25%, 01/06/23	1,055	1,093,965
2.38%, 08/21/22	1,431	1,476,566
2.38%, 04/06/25 (Call 03/06/25)	1,831	1,950,593
3.25%, 05/11/25	789	871,570
3.40%, 08/12/23	1,288	1,385,510
3.50%, 11/13/23 (Call 10/13/23)	1,430	1,548,332
Suncor Energy Inc.
3.10%, 05/15/25 (Call 04/15/25)	134	145,290
3.60%, 12/01/24 (Call 09/01/24)	1,076	1,182,606
Total Capital Canada Ltd., 2.75%, 07/15/23	1,278	1,352,970
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	664	668,719
2.43%, 01/10/25 (Call 10/10/24)	1,259	1,337,414
2.70%, 01/25/23	938	981,615
2.75%, 06/19/21	1,363	1,376,020
2.88%, 02/17/22	1,485	1,525,400
3.70%, 01/15/24	1,273	1,393,449
3.75%, 04/10/24	1,328	1,465,548
Total Capital SA, 4.25%, 12/15/21	38	39,313
Valero Energy Corp.
1.20%, 03/15/24(a)	1,260	1,266,988
2.70%, 04/15/23	550	573,613
2.85%, 04/15/25 (Call 03/15/25)(a)	1,442	1,531,469
3.65%, 03/15/25	183	199,950
		104,954,514
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,732	1,804,691
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	892	905,616
3.50%, 08/01/23 (Call 05/01/23)	938	998,080
3.80%, 11/15/25 (Call 08/15/25)(a)	1,050	1,178,165
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)(a)	630	641,694
Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	$1,702	$1,840,461
		7,368,707
Packaging & Containers — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	189	207,413
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	80	86,055
3.75%, 03/15/25 (Call 01/15/25)	475	527,243
		820,711
Pharmaceuticals — 6.7%
AbbVie Inc.
2.15%, 11/19/21	1,393	1,412,430
2.30%, 05/14/21 (Call 04/14/21)	681	683,887
2.30%, 11/21/22	1,405	1,451,328
2.60%, 11/21/24 (Call 10/21/24)	3,759	4,019,244
2.85%, 05/14/23 (Call 03/14/23)(a)	1,346	1,412,545
2.90%, 11/06/22	3,040	3,169,186
3.20%, 11/06/22 (Call 09/06/22)	1,321	1,378,876
3.25%, 10/01/22 (Call 07/01/22)	1,774	1,843,337
3.38%, 11/14/21	1,174	1,201,574
3.45%, 03/15/22 (Call 01/15/22)	2,709	2,786,188
3.60%, 05/14/25 (Call 02/14/25)	3,647	4,041,528
3.75%, 11/14/23 (Call 10/14/23)(a)	1,795	1,951,418
3.80%, 03/15/25 (Call 12/15/24)	3,140	3,485,737
3.85%, 06/15/24 (Call 03/15/24)	1,329	1,461,051
5.00%, 12/15/21 (Call 09/16/21)	196	201,412
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	145	158,289
3.40%, 05/15/24 (Call 02/15/24)	137	148,502
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	1,524	1,563,360
3.38%, 11/16/25	2,030	2,258,832
3.50%, 08/17/23 (Call 07/17/23)	1,097	1,179,168
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,884	1,942,605
3.13%, 11/08/21	398	406,579
3.36%, 06/06/24 (Call 04/06/24)	2,403	2,606,440
3.73%, 12/15/24 (Call 09/15/24)	1,686	1,862,796
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)(a)	29	29,048
0.75%, 11/13/25 (Call 10/13/25)(a)	50	50,050
2.00%, 08/01/22	910	932,880
2.60%, 05/16/22	1,716	1,767,493
2.75%, 02/15/23 (Call 01/15/23)	813	851,153
2.90%, 07/26/24 (Call 06/26/24)	2,775	3,003,466
3.25%, 08/15/22(a)	852	890,129
3.25%, 02/20/23 (Call 01/20/23)(a)	978	1,033,960
3.25%, 11/01/23	323	348,692
3.55%, 08/15/22	1,459	1,530,521
3.63%, 05/15/24 (Call 02/15/24)	1,568	1,718,015
3.88%, 08/15/25 (Call 05/15/25)	793	897,840
4.00%, 08/15/23(a)	76	82,942
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)(a)	1,684	1,730,430
3.08%, 06/15/24 (Call 04/15/24)	361	387,813
3.20%, 03/15/23(a)	735	775,830
3.75%, 09/15/25 (Call 06/15/25)(a)	971	1,087,891

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(a)	$1,003	$1,061,573
3.25%, 04/15/25 (Call 01/15/25)	1,167	1,275,978
3.40%, 09/17/21	1,755	1,788,644
3.50%, 06/15/24 (Call 03/17/24)(a)	334	364,274
3.75%, 07/15/23 (Call 06/15/23)	2,062	2,223,780
3.90%, 02/15/22(a)	843	873,629
4.13%, 11/15/25 (Call 09/15/25)	2,166	2,480,997
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,225	1,230,647
2.63%, 08/15/24 (Call 07/15/24)	2,309	2,466,284
2.75%, 12/01/22 (Call 09/01/22)	1,799	1,866,080
3.35%, 03/09/21	1,670	1,675,317
3.38%, 08/12/24 (Call 05/12/24)	710	773,174
3.50%, 07/20/22 (Call 05/20/22)	1,867	1,942,792
3.70%, 03/09/23 (Call 02/09/23)	840	895,553
3.88%, 07/20/25 (Call 04/20/25)(a)	4,631	5,210,489
4.10%, 03/25/25 (Call 01/25/25)	1,244	1,402,798
Eli Lilly & Co.
2.35%, 05/15/22	916	940,052
2.75%, 06/01/25 (Call 03/01/25)(a)	550	596,476
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,520	1,598,260
3.38%, 05/15/23	1,789	1,912,235
3.63%, 05/15/25	113	126,707
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,249	1,251,843
2.85%, 05/08/22	1,650	1,703,481
2.88%, 06/01/22 (Call 05/01/22)	1,003	1,035,468
3.00%, 06/01/24 (Call 05/01/24)	1,980	2,137,104
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	103	102,860
1.65%, 03/01/21 (Call 02/01/21)	1,272	1,273,577
2.05%, 03/01/23 (Call 01/01/23)	318	329,149
2.25%, 03/03/22 (Call 02/03/22)	1,402	1,430,886
2.63%, 01/15/25 (Call 11/15/24)	831	894,985
3.38%, 12/05/23	397	432,609
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	475	473,567
3.80%, 03/15/24 (Call 12/15/23)(a)	1,385	1,513,320
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	50	57,240
Merck & Co. Inc.
2.35%, 02/10/22	2,027	2,071,489
2.40%, 09/15/22 (Call 06/15/22)	535	550,738
2.75%, 02/10/25 (Call 11/10/24)	2,665	2,874,440
2.80%, 05/18/23	1,978	2,089,270
2.90%, 03/07/24 (Call 02/07/24)(a)	1,187	1,276,712
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	518	564,840
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,200	1,253,022
2.40%, 05/17/22 (Call 04/17/22)(a)	1,221	1,252,889
2.40%, 09/21/22	1,387	1,437,695
3.00%, 11/20/25 (Call 08/20/25)	1,545	1,704,748
3.40%, 05/06/24(a)	2,585	2,828,731
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	515	564,951
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	1,347	1,359,295
2.20%, 12/15/21	1,414	1,439,617
Security	Par (000)	Value

Pharmaceuticals (continued)
2.80%, 03/11/22	$948	$974,735
2.95%, 03/15/24 (Call 02/15/24)(a)	1,254	1,350,609
3.00%, 09/15/21	701	713,256
3.00%, 06/15/23	1,082	1,149,519
3.20%, 09/15/23 (Call 08/15/23)(a)	1,401	1,503,062
3.40%, 05/15/24	1,030	1,129,275
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	1,357	1,451,462
4.00%, 03/29/21	1,381	1,389,139
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	2,667	2,821,083
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)	791	813,536
4.40%, 11/26/23 (Call 10/26/23)	2,027	2,239,806
Utah Acquisition Sub Inc., 3.15%, 06/15/21 (Call 05/15/21)	2,116	2,132,505
Viatris Inc.
1.13%, 06/22/22(d)	314	316,761
1.65%, 06/22/25 (Call 05/22/25)(d)	1,361	1,402,423
Wyeth LLC, 6.45%, 02/01/24	113	133,091
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,294	1,358,010
4.50%, 11/13/25 (Call 08/13/25)	605	703,071
		147,936,073
Pipelines — 3.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	358	403,039
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	1,017	1,177,138
7.00%, 06/30/24 (Call 01/01/24)	1,443	1,677,870
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	184	211,060
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	410	422,796
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	195	197,752
5.88%, 10/15/25 (Call 07/15/25)	889	1,074,719
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	1,087	1,153,778
2.90%, 07/15/22 (Call 06/15/22)	359	371,037
3.50%, 06/10/24 (Call 03/10/24)(a)	712	770,962
4.00%, 10/01/23 (Call 07/01/23)	674	729,495
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	443	467,370
3.60%, 02/01/23 (Call 11/01/22)	1,218	1,272,530
4.05%, 03/15/25 (Call 12/15/24)	1,440	1,571,133
4.25%, 03/15/23 (Call 12/15/22)	463	491,669
4.50%, 04/15/24 (Call 03/15/24)	586	643,222
4.65%, 06/01/21 (Call 03/01/21)	770	772,662
4.75%, 01/15/26 (Call 10/15/25)	1,000	1,125,389
5.20%, 02/01/22 (Call 11/01/21)	1,495	1,544,647
5.88%, 01/15/24 (Call 10/15/23)	1,188	1,332,828
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	697	751,614
Energy Transfer Partners LP/Regency Energy
Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,118	1,212,275
5.00%, 10/01/22 (Call 07/01/22)	398	420,888
5.88%, 03/01/22 (Call 12/01/21)	525	547,564
Enterprise Products Operating LLC
2.80%, 02/15/21	949	949,857
2.85%, 04/15/21 (Call 03/15/21)(a)	580	581,770
3.35%, 03/15/23 (Call 12/15/22)	1,640	1,729,112

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.50%, 02/01/22	$1,084	$1,117,288
3.75%, 02/15/25 (Call 11/15/24)	1,346	1,496,768
3.90%, 02/15/24 (Call 11/15/23)	1,338	1,461,410
4.05%, 02/15/22	627	650,733
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	267	280,229
3.50%, 09/01/23 (Call 06/01/23)	249	266,072
3.95%, 09/01/22 (Call 06/01/22)	1,488	1,557,341
4.15%, 02/01/24 (Call 11/01/23)	843	920,942
4.25%, 09/01/24 (Call 06/01/24)	1,160	1,291,016
4.30%, 05/01/24 (Call 02/01/24)(a)	1,017	1,122,863
5.00%, 10/01/21 (Call 07/01/21)	263	267,927
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	1,509	1,582,451
4.30%, 06/01/25 (Call 03/01/25)	443	500,610
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	625	637,340
3.38%, 03/15/23 (Call 02/15/23)	957	1,010,638
4.00%, 02/15/25 (Call 11/15/24)	168	185,721
4.50%, 07/15/23 (Call 04/15/23)	880	952,797
4.88%, 12/01/24 (Call 09/01/24)	1,883	2,137,618
4.88%, 06/01/25 (Call 03/01/25)	338	388,584
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	770	813,162
4.25%, 02/01/22 (Call 11/01/21)	507	520,543
7.50%, 09/01/23 (Call 06/01/23)	706	813,391
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,467	1,522,257
4.90%, 03/15/25 (Call 12/15/24)	263	298,004
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	150	162,649
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)(a)	1,001	1,075,212
3.65%, 06/01/22 (Call 03/01/22)	735	756,708
3.85%, 10/15/23 (Call 07/15/23)	616	658,313
4.65%, 10/15/25 (Call 07/15/25)	785	878,352
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	1,515	1,657,243
5.63%, 03/01/25 (Call 12/01/24)	1,316	1,532,024
5.75%, 05/15/24 (Call 02/15/24)	2,329	2,661,113
6.25%, 03/15/22 (Call 12/15/21)	1,315	1,378,376
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	40	43,814
4.75%, 03/15/24 (Call 12/15/23)	1,355	1,512,073
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	220	238,712
4.40%, 04/01/21 (Call 03/01/21)	436	437,383
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,135	1,170,670
3.75%, 10/16/23 (Call 07/16/23)	677	729,611
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,099	1,138,218
3.60%, 03/15/22 (Call 01/15/22)	2,011	2,071,188
3.70%, 01/15/23 (Call 10/15/22)	1,087	1,143,835
3.90%, 01/15/25 (Call 10/15/24)	1,261	1,391,232
4.00%, 11/15/21 (Call 08/15/21)	315	320,846
4.00%, 09/15/25 (Call 06/15/25)	100	112,166
4.30%, 03/04/24 (Call 12/04/23)	1,224	1,343,820
4.50%, 11/15/23 (Call 08/15/23)	305	334,685
4.55%, 06/24/24 (Call 03/24/24)	1,606	1,789,309
		69,937,433
Security	Par (000)	Value

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	$387	$430,247

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(a)	933	1,029,940
4.00%, 01/15/24 (Call 12/15/23)	1,384	1,522,040
American Tower Corp.
0.60%, 01/15/24	1,165	1,165,189
1.30%, 09/15/25 (Call 08/15/25)	535	541,928
2.25%, 01/15/22(a)	680	691,989
2.40%, 03/15/25 (Call 02/15/25)	1,391	1,468,650
2.95%, 01/15/25 (Call 12/15/24)	502	540,307
3.00%, 06/15/23	814	861,301
3.38%, 05/15/24 (Call 04/15/24)	964	1,044,313
3.50%, 01/31/23	1,186	1,256,258
4.00%, 06/01/25 (Call 03/01/25)(a)	1,063	1,191,398
4.70%, 03/15/22	671	701,889
5.00%, 02/15/24	1,216	1,368,965
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)(a)	1,408	1,560,621
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)(a)	974	1,031,701
3.20%, 01/15/25 (Call 10/15/24)	954	1,035,788
3.80%, 02/01/24 (Call 11/01/23)(a)	531	576,755
3.85%, 02/01/23 (Call 11/01/22)	1,337	1,416,972
4.13%, 05/15/21 (Call 02/14/21)(a)	800	808,313
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	91	96,239
3.65%, 06/15/24 (Call 04/15/24)(a)	340	368,255
3.85%, 02/01/25 (Call 11/01/24)	40	43,798
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,532	1,640,612
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)(a)	1,182	1,202,012
3.15%, 07/15/23 (Call 06/15/23)(a)	398	422,428
3.20%, 09/01/24 (Call 07/01/24)(a)	181	195,756
5.25%, 01/15/23(a)	2,622	2,854,792
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	1,014	1,080,610
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,175	1,170,265
1.25%, 07/15/25 (Call 06/15/25)	498	503,607
2.63%, 11/18/24 (Call 10/18/24)	1,012	1,077,302
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	453	476,203
4.63%, 12/15/21 (Call 09/15/21)	584	599,462
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	266	293,076
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	25	27,240
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	90	102,267
5.38%, 11/01/23 (Call 08/01/23)	244	269,457
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	621	680,875
4.00%, 06/01/25 (Call 03/01/25)	1,050	1,184,848
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	663	725,895
3.40%, 11/01/22 (Call 09/01/22)	495	517,947

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	$382	$413,678
5.25%, 01/15/26 (Call 10/15/25)	500	572,631
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	1,250	1,413,314
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	887	915,264
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)	255	286,357
4.65%, 08/01/23 (Call 05/01/23)	1,166	1,276,712
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	1,255	1,308,765
2.35%, 01/30/22 (Call 10/30/21)	856	869,276
2.63%, 06/15/22 (Call 03/15/22)(a)	767	787,985
2.75%, 02/01/23 (Call 11/01/22)(a)	138	143,710
2.75%, 06/01/23 (Call 03/01/23)	1,302	1,369,352
3.38%, 10/01/24 (Call 07/01/24)(a)	1,003	1,094,482
3.50%, 09/01/25 (Call 06/01/25)	201	221,618
3.75%, 02/01/24 (Call 11/01/23)	352	381,413
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	630	691,757
4.13%, 01/15/26 (Call 10/15/25)(a)	30	34,313
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	176	194,479
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	956	1,040,337
4.00%, 06/01/25 (Call 03/01/25)(a)	1,026	1,155,555
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	75	83,208
		49,601,469
Retail — 2.9%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)(a)	338	358,050
3.63%, 04/15/25 (Call 03/15/25)(a)	900	1,001,531
3.70%, 04/15/22 (Call 01/15/22)	342	352,703
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)	1,319	1,351,659
2.75%, 05/18/24 (Call 03/18/24)(a)	997	1,072,080
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	1,097	1,157,336
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	1,892	2,023,008
4.00%, 05/15/25 (Call 03/15/25)	943	1,060,815
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	2,109	2,112,116
2.63%, 06/01/22 (Call 05/01/22)	1,674	1,723,529
2.70%, 04/01/23 (Call 01/01/23)	1,030	1,078,386
3.25%, 03/01/22	820	846,853
3.35%, 09/15/25 (Call 06/15/25)(a)	1,510	1,689,868
3.75%, 02/15/24 (Call 11/15/23)	1,274	1,394,444
Kohl's Corp., 9.50%, 05/15/25 (Call 04/15/25)	725	937,829
Lowe's Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	1,187	1,218,590
3.38%, 09/15/25 (Call 06/15/25)	1,625	1,806,272
3.75%, 04/15/21 (Call 03/01/21)	205	205,459
3.80%, 11/15/21 (Call 08/15/21)	327	333,460
3.88%, 09/15/23 (Call 06/15/23)(a)	561	607,387
4.00%, 04/15/25 (Call 03/15/25)(a)	1,423	1,604,350
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	105	108,404
2.63%, 01/15/22(a)	1,159	1,184,483
3.30%, 07/01/25 (Call 06/01/25)	1,791	1,980,685
3.35%, 04/01/23 (Call 03/01/23)	1,565	1,661,194
3.38%, 05/26/25 (Call 02/26/25)	1,100	1,213,156
Security	Par (000)	Value

Retail (continued)
3.70%, 01/30/26 (Call 10/30/25)	$81	$91,619
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	469	537,900
Starbucks Corp.
1.30%, 05/07/22	1,034	1,046,328
2.10%, 02/04/21	1,040	1,040,115
2.70%, 06/15/22 (Call 04/15/22)	790	812,075
3.10%, 03/01/23 (Call 02/01/23)(a)	1,159	1,221,329
3.80%, 08/15/25 (Call 06/15/25)(a)	1,202	1,356,430
3.85%, 10/01/23 (Call 07/01/23)	495	535,657
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,917	2,042,582
2.90%, 01/15/22(a)	677	694,189
3.50%, 07/01/24(a)	1,328	1,464,515
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	886	924,160
2.75%, 06/15/21 (Call 04/15/21)	296	297,583
3.50%, 04/15/25 (Call 03/15/25)	1,521	1,689,020
Walgreen Co., 3.10%, 09/15/22	918	953,943
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	978	995,586
3.80%, 11/18/24 (Call 08/18/24)	1,841	2,033,684
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	1,344	1,394,426
2.55%, 04/11/23 (Call 01/11/23)(a)	2,145	2,240,448
2.65%, 12/15/24 (Call 10/15/24)	2,646	2,855,049
2.85%, 07/08/24 (Call 06/08/24)	1,664	1,796,086
3.13%, 06/23/21	2,292	2,316,551
3.30%, 04/22/24 (Call 01/22/24)	1,790	1,942,984
3.40%, 06/26/23 (Call 05/26/23)	3,383	3,630,003
3.55%, 06/26/25 (Call 04/26/25)	258	290,024
4.25%, 04/15/21(a)	45	45,377
		64,331,310
Semiconductors — 2.0%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	65	68,168
3.13%, 12/05/23 (Call 10/05/23)	182	195,158
3.90%, 12/15/25 (Call 09/15/25)	30	34,135
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	135	153,368
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)	10	10,208
3.13%, 01/15/25 (Call 11/15/24)	1,126	1,214,495
3.63%, 01/15/24 (Call 11/15/23)	2,272	2,457,101
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	2,355	2,551,261
3.63%, 10/15/24 (Call 09/15/24)	1,594	1,745,595
4.70%, 04/15/25 (Call 03/15/25)(a)	1,899	2,165,057
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	477	478,621
2.35%, 05/11/22 (Call 04/11/22)	1,600	1,639,403
2.70%, 12/15/22	2,353	2,458,133
2.88%, 05/11/24 (Call 03/11/24)(a)	1,504	1,614,785
3.10%, 07/29/22	223	232,295
3.30%, 10/01/21	1,145	1,168,260
3.40%, 03/25/25 (Call 02/25/25)	1,801	1,993,924
3.70%, 07/29/25 (Call 04/29/25)	2,151	2,418,219
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	1,672	1,895,909
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)(a)	1,288	1,297,901
3.80%, 03/15/25 (Call 12/15/24)(a)	1,215	1,355,864

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	$366	$395,333
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	100	104,924
Microchip Technology Inc.
3.92%, 06/01/21	195	197,282
4.33%, 06/01/23 (Call 05/01/23)	950	1,025,491
Micron Technology Inc.
2.50%, 04/24/23	419	436,948
4.64%, 02/06/24 (Call 01/06/24)	1,006	1,117,261
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	889	898,374
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(d)	1,206	1,355,428
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(d)	566	605,939
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	2,490	2,596,816
2.90%, 05/20/24 (Call 03/20/24)	1,617	1,736,171
3.00%, 05/20/22	1,380	1,428,697
3.45%, 05/20/25 (Call 02/20/25)(a)	697	772,742
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	927	954,577
1.85%, 05/15/22 (Call 04/15/22)	361	367,951
2.25%, 05/01/23 (Call 02/01/23)	150	155,811
2.75%, 03/12/21 (Call 02/12/21)	627	628,838
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	1,096	1,175,430
3.00%, 03/15/21	166	166,551
		43,268,424
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., Series WI, 3.84%, 05/01/25 (Call 04/01/25)	75	83,710
Software — 2.6%
Adobe Inc.
1.70%, 02/01/23	530	545,398
1.90%, 02/01/25 (Call 01/01/25)	401	421,283
3.25%, 02/01/25 (Call 11/01/24)	129	141,824
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	594	629,009
5.00%, 10/15/25 (Call 07/15/25)(a)	49	57,663
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	2,339	2,502,275
3.50%, 10/01/22 (Call 07/01/22)(a)	95	99,218
3.80%, 10/01/23 (Call 09/01/23)(a)	1,445	1,567,215
3.85%, 06/01/25 (Call 03/01/25)	892	997,348
Intuit Inc.
0.65%, 07/15/23	700	706,034
0.95%, 07/15/25 (Call 06/15/25)(a)	956	966,444
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	2,725	2,741,264
2.00%, 08/08/23 (Call 06/08/23)	1,713	1,783,043
2.13%, 11/15/22	357	369,108
2.38%, 02/12/22 (Call 01/12/22)	943	963,149
2.38%, 05/01/23 (Call 02/01/23)(a)	1,215	1,267,459
2.40%, 02/06/22 (Call 01/06/22)	2,041	2,083,012
2.65%, 11/03/22 (Call 09/03/22)	1,225	1,272,842
2.70%, 02/12/25 (Call 11/12/24)	2,570	2,776,573
2.88%, 02/06/24 (Call 12/06/23)	2,806	3,008,758
3.13%, 11/03/25 (Call 08/03/25)	160	177,521
Security	Par (000)	Value

Software (continued)
3.63%, 12/15/23 (Call 09/15/23)	$1,941	$2,111,379
4.00%, 02/08/21	20	20,013
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	4,139	4,178,669
2.40%, 09/15/23 (Call 07/15/23)	2,679	2,812,158
2.50%, 05/15/22 (Call 03/15/22)	2,526	2,588,544
2.50%, 10/15/22(a)	2,574	2,670,532
2.50%, 04/01/25 (Call 03/01/25)	3,308	3,539,637
2.63%, 02/15/23 (Call 01/15/23)	1,351	1,411,806
2.80%, 07/08/21(a)	686	693,977
2.95%, 11/15/24 (Call 09/15/24)	2,203	2,389,515
2.95%, 05/15/25 (Call 02/15/25)	2,373	2,578,222
3.40%, 07/08/24 (Call 04/08/24)(a)	2,150	2,343,746
3.63%, 07/15/23	1,141	1,231,368
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	1,595	1,691,257
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)(a)	1,951	2,019,942
4.50%, 05/15/25 (Call 04/15/25)	816	927,437
		58,284,642
Telecommunications — 2.0%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	1,084	1,122,380
3.00%, 06/30/22 (Call 04/30/22)(a)	1,438	1,485,989
3.40%, 05/15/25 (Call 02/15/25)(a)	2,263	2,500,170
3.90%, 03/11/24 (Call 12/11/23)(a)	463	506,636
3.95%, 01/15/25 (Call 10/15/24)(a)	1,258	1,405,201
4.45%, 04/01/24 (Call 01/01/24)	1,932	2,149,395
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	423	467,735
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	783	790,143
2.20%, 02/28/21	700	701,054
2.20%, 09/20/23 (Call 07/20/23)	872	912,906
2.60%, 02/28/23	35	36,681
3.00%, 06/15/22	812	842,625
3.50%, 06/15/25	555	622,739
3.63%, 03/04/24	887	975,657
Motorola Solutions Inc., 4.00%, 09/01/24	787	874,980
Orange SA, 4.13%, 09/14/21	270	276,360
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	422	442,425
3.63%, 12/15/25 (Call 09/15/25)	131	147,496
4.10%, 10/01/23 (Call 07/01/23)	658	716,090
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	109	113,444
Telefonica Emisiones SA
4.57%, 04/27/23	493	537,675
5.46%, 02/16/21	1,037	1,039,026
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(d)	3,485	3,821,430
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	6,480	6,479,320
2.45%, 11/01/22 (Call 08/01/22)(a)	968	998,716
2.95%, 03/15/22(a)	587	604,248
3.38%, 02/15/25	2,553	2,805,320
3.50%, 11/01/24 (Call 08/01/24)	1,777	1,957,018
4.15%, 03/15/24 (Call 12/15/23)(a)	277	305,281
5.15%, 09/15/23(a)	4,129	4,624,812
Vodafone Group PLC
2.50%, 09/26/22(a)	275	284,127
2.95%, 02/19/23	753	791,110
3.75%, 01/16/24	2,634	2,872,970

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 05/30/25	$398	$451,678
		44,662,837
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	488	524,317

Transportation — 1.2%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,415	1,484,263
3.00%, 04/01/25 (Call 01/01/25)	545	592,550
3.05%, 03/15/22 (Call 12/15/21)	629	643,860
3.05%, 09/01/22 (Call 06/01/22)	719	745,610
3.40%, 09/01/24 (Call 06/01/24)(a)	233	255,054
3.75%, 04/01/24 (Call 01/01/24)	203	222,509
3.85%, 09/01/23 (Call 06/01/23)	477	515,641
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)(a)	605	653,087
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	30	33,400
3.40%, 08/01/24 (Call 05/01/24)(a)	444	485,701
FedEx Corp.
2.63%, 08/01/22	517	533,913
3.20%, 02/01/25	870	950,535
3.40%, 01/14/22	704	724,611
3.80%, 05/15/25 (Call 04/15/25)(a)	1,149	1,289,538
4.00%, 01/15/24	1,033	1,137,737
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	642	670,821
3.00%, 04/01/22 (Call 01/01/22)	1,519	1,556,009
3.25%, 12/01/21 (Call 09/01/21)	205	208,530
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	689	729,546
2.88%, 06/01/22 (Call 05/01/22)	539	555,437
3.65%, 03/18/24 (Call 02/18/24)	708	772,660
Union Pacific Corp.
2.95%, 03/01/22(a)	806	829,802
3.15%, 03/01/24 (Call 02/01/24)(a)	1,312	1,417,855
3.20%, 06/08/21	552	557,601
3.25%, 08/15/25 (Call 05/15/25)	220	242,721
3.50%, 06/08/23 (Call 05/08/23)	918	980,530
3.75%, 07/15/25 (Call 05/15/25)	631	711,234
4.16%, 07/15/22 (Call 04/15/22)	1,102	1,152,630
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	673	689,912
Security	Par/ Shares (000)	Value

Transportation (continued)
2.45%, 10/01/22.	$1,345	$1,394,242
2.50%, 04/01/23 (Call 03/01/23)	975	1,018,587
2.80%, 11/15/24 (Call 09/15/24)	142	153,359
3.90%, 04/01/25 (Call 03/01/25)(a)	1,310	1,473,011
		25,382,496
Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	770	850,384

Total Corporate Bonds & Notes — 98.4% (Cost: $2,120,375,300)		2,173,272,613

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	95,707	95,763,947
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	66,918	66,918,000
		162,681,947

Total Short-Term Investments — 7.4% (Cost: $162,638,656)		162,681,947

Total Investments in Securities — 105.8% (Cost: $2,283,013,956)		2,335,954,560
Other Assets, Less Liabilities — (5.8)%		(128,866,799)

Net Assets — 100.0%		$2,207,087,761

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$62,699,669	$33,069,809	(a)	$—	$(3,747)	$(1,784)	$95,763,947	95,707	$40,120	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,368,000	25,550,000	(a)	—	—	—	66,918,000	66,918	4,856		—
					$(3,747)	$(1,784)	$162,681,947		$44,976		$—

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2021

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$2,173,272,613	$—	$2,173,272,613
Money Market Funds	162,681,947	—	—	162,681,947
	$162,681,947	$2,173,272,613	$—	$2,335,954,560

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate